                                                        Registration No. 33-7788
                                                       Registration No. 811-4788
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                ----------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]


                       Post-Effective Amendment No. 27 [X]


                                     And/Or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                AMENDMENT NO. 29


                        (check appropriate box or boxes)

                                ----------------

                                    VLC TRUST
               (Exact Name of Registrant as Specified in Charter)

                                ONE REGENCY PLAZA
                         PROVIDENCE, RHODE ISLAND 02903
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (401) 421-1411

                                ----------------


                            MARGARET D. FARRELL, ESQ.
                          HINCKLEY, ALLEN & SNYDER LLP
                          50 KENNEDY PLAZA, SUITE 1500
                         PROVIDENCE, RHODE ISLAND 02903
                     (Name and Address of Agent for Service)


                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING [ ]

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on March 1, 2008 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a) (1)


[ ] on March 1, 2008 pursuant to paragraph (a) (1)


[ ] 75 days after filing pursuant to paragraph (a) (2)

[ ] on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                       (OCEAN STATE TAX-EXEMPT FUND LOGO)
                           OCEAN STATE TAX-EXEMPT FUND
                                ONE REGENCY PLAZA
                         PROVIDENCE, RHODE ISLAND 02903

                                                                     PROSPECTUS
                                                                   MARCH 1, 2008

     Ocean State Tax-Exempt Fund seeks to provide as high a level of current income, exempt from Federal income tax and Rhode Island income tax, as is consistent with preservation of capital.

     The Fund is a series of VLC Trust.

     This prospectus gives vital information about the Fund. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.


For purchase, redemption or account inquiries, contact the Fund's transfer agent,
                           PFPC Inc. at 800-992-2207.

                  For general inquiries and yield information,
                       call 800-300-1116 or 401-421-1411.



     LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Mutual Funds are not bank deposits; are not insured by the FDIC or any other government
       agency; are not obligations of, or guaranteed by, any bank; and
                                 are subject to
   investment risk, including possible loss of the principal amount invested.

CONTENTS

Fund Summary............................................................    3
  Principal Investment Objective........................................    3
  Principal Investment Strategy.........................................    3
  Principal Investment Risks............................................    3
  Who May Want to Invest................................................    3
  Performance...........................................................    4
  Your Expenses.........................................................    5
  Risks of Mutual Funds.................................................    6
  Portfolio Holdings....................................................    6
  Management............................................................    6
  How to Purchase and Redeem Shares.....................................    6
Financial Highlights....................................................    7
Management's Discussion of Investment Performance.......................    8
The Fund In Detail......................................................   10
  Principal Investment Objective........................................   10
  Principal Investment Strategies.......................................   10
  Principal Investment Risks............................................   10
  Net Asset Value.......................................................   11
Buying and Selling Shares...............................................   13
  Opening an Account....................................................   13
  Buying Shares.........................................................   13
  Sales Charges.........................................................   14
  Reduced Sales Charges.................................................   14
  Systematic Investment Plan............................................   15
  Distribution Plan.....................................................   15
  Selling Shares........................................................   15
  Automatic Withdrawal Plan.............................................   18
  Transaction Policies..................................................   18
Management of the Fund..................................................   20
Dividends and Tax Information...........................................   20
Privacy Notice..........................................................   21
Important Information About Procedures for Opening a New Account........   22
Application

                                  FUND SUMMARY

PRINCIPAL INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGY

     It is a fundamental policy of the Fund to invest at least 80% of assets in municipal securities rated within the four highest investment grades, whose interest is exempt from Rhode Island state and Federal income tax. However, a portion of the Fund's income may be subject to these taxes. The Fund may invest in securities of any maturity and may adjust the average maturity of the Fund's assets in response to market conditions.

PRINCIPAL INVESTMENT RISKS

     The Fund is subject to a number of risks and, accordingly, you could lose money on your investment. The principal investment risks are:

     - Municipal Market Volatility. Because the Fund invests primarily in Rhode Island municipal securities, its performance is affected by local, state and regional factors. Changes in Federal and/or Rhode Island tax laws could reduce or eliminate the tax-free nature of the interest on municipal obligations. Any such change could negatively affect the municipal bond market, the Fund's value and the availability of Fund investments.

     - Interest Rate Changes. When interest rates rise, debt securities generally fall, which may affect the Fund's value. Bonds with longer maturity periods are more susceptible to interest rate changes.

     - Lack of Diversification. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, if the Fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

     - Bond Ratings Changes. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain investments don't perform as the Fund expects, it could underperform its peers or lose money.

WHO MAY WANT TO INVEST

     This Fund may be appropriate for you if you:

     - want regular monthly income

     - are interested in lowering your income tax burden

     - pay Rhode Island income tax and live in Rhode Island

     - are in a higher income bracket

     This Fund may NOT be appropriate for you if you:

     - are seeking an investment for a tax-deferred retirement account

     - are investing for maximum return over a long time horizon

     - require absolute stability of your principal

     - are not subject to a high level of state or Federal income tax

     - do not live in Rhode Island

PERFORMANCE

     The following information shows how the Fund's total return has varied from year to year and also shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the risks of an investment in the Fund. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


                           YEAR-BY-YEAR TOTAL RETURNS*

1998..................................................................    4.69%
1999..................................................................   -0.78%
2000..................................................................    8.11%
2001..................................................................    3.83%
2002..................................................................    6.50%
2003..................................................................    3.97%
2004..................................................................    2.19%
2005..................................................................    1.41%
2006..................................................................    3.06%
2007..................................................................    1.71%


--------

    *  Reflects year-by-year total returns for each calendar year.

     During the 10-year period shown in the bar chart, the highest return for a quarter was 3.15% (quarter ending September 30, 2002) and the lowest return for a quarter was -3.95% (quarter ending June 30, 1999).

                          AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)                  1 YEAR   5 YEARS   10 YEARS
-----------------------------------------                  ------   -------   --------
Return before taxes......................................   -2.34%    1.72%     3.07%
Return after taxes on distributions......................   -2.34%    1.64%     3.06%
Return after taxes on Distributions and Sale of Fund
  Shares.................................................   -2.34%    1.64%     3.06%
Lehman Brothers Municipal Bond Index* (reflects no
  deduction for fees, expenses or taxes).................    3.37%    4.30%     5.18%


--------

* Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one-year. It does not reflect any sales charges.

     After tax returns are calculated using the historical highest capital gains tax rate and do not reflect the impact of Federal, state or local taxes or income distributions as the Ocean State Tax Exempt Fund is a tax exempt municipal bond fund. Returns reflect sales charges.

YOUR EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (fees paid directly from your investments)*
  Maximum sales charge (load) on purchases
     (as a percentage of purchase price)...............................  4.00%
Annual Operating Expenses (expenses that are deducted from Fund assets)
  Management fees......................................................  0.60%
  Distribution and service (12b-1) fees................................  0.08%
  Other expenses.......................................................  0.98%
  Total annual Fund operating expenses.................................  1.66%


--------

*    There are no charges imposed upon redemption.

Example of Expenses

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you redeemed your shares at the end of each time period and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

1 YEAR        3 YEARS        5 YEARS        10 YEARS
------        -------        -------        --------
 $562           $902          $1,266         $2,287


RISKS OF MUTUAL FUNDS

     Mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

PORTFOLIO HOLDINGS

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

MANAGEMENT

     The Fund is managed by Van Liew Capital Inc.

HOW TO PURCHASE AND REDEEM SHARES

     You may purchase shares of the Fund through sales representatives of Van Liew Securities Inc., the Fund's distributor, or your dealer. You will pay a sales charge of up to 4% when you purchase Fund shares. You must initially invest at least $1,000 in the Fund.

     You may redeem Fund shares on any business day. The Fund may close your account if the balance falls below $500.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Annual Report which is available upon request.

                                                           FISCAL
                                                 YEAR       YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED
                                               10/31/07   10/31/06   10/31/05   10/31/04   10/31/03
                                               --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year...........   $ 10.15    $ 10.16    $ 10.46    $ 10.48    $ 10.54
Net Investment income........................       .31        .33        .34        .35        .42
Net realized and unrealized gain (loss) on
  securities.................................      (.18)      (.02)      (.28)       .01       (.03)
                                                -------    -------    -------    -------    -------
     Total from Investment Operations........       .13        .35        .06        .36        .39
                                                -------    -------    -------    -------    -------
Less Distributions:
  Dividends from net investment income.......      (.31)      (.33)      (.34)      (.35)      (.42)
  Distribution from net realized gains.......      (.00)      (.03)      (.02)      (.03)      (.03)
                                                -------    -------    -------    -------    -------
     Total Distributions.....................      (.31)      (.36)      (.36)      (.38)      (.45)
                                                -------    -------    -------    -------    -------
Net Asset Value, End of Year.................   $  9.97    $ 10.15    $ 10.16    $ 10.46    $ 10.48
                                                =======    =======    =======    =======    =======
       Total investment return at Net Asset
          Value(a)...........................      1.24%      3.56%      0.56%      3.55%      3.60%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)......   $22,160    $26,195    $28,169    $31,585    $33,115
Ratio of expenses to average net assets......      1.66%      1.49%      1.39%      1.24%      1.06%
Ratio of net investment income to average net
  assets.....................................      3.05%      3.28%      3.27%      3.40%      3.82%
Portfolio turnover...........................         6%         1%        13%        15%        19%
Fund expenses per share......................       .17        .15        .14        .13        .12
Net Investment Income per share..............       .31        .33        .34        .35        .42



--------
   (a) Total investment return does not reflect sales load.
Average share method was used to calculate financial highlights

                MANAGEMENT'S DISCUSSION OF INVESTMENT PERFORMANCE

     October 31, 2007 marked the end of the Fund's twentieth fiscal year. During the prior 12 months, the Fund's net asset value (NAV) declined from $10.15 to $9.97. The Fund's dividend distribution declined to $0.31 per share during the year while the Fund's total return on net asset value was 1.24%.*

     During the year the Fund's management shortened the Fund's average maturity from 12 to 10 years while the Aaa/AAA component of the portfolio was increased to 76%. Due to the declining interest rate environment the Fund's management refrained from extending the maturity of the Fund's portfolio. Management continues to emphasize call protection in the lingering low long-term interest rate environment.

     Insured general obligation bonds still represent the largest sector weighting of the bond's portfolio followed by insured revenue bonds.**

     Fund management remains focused on the Fund's investment objective to provide as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of principal.

--------
 * A portion of the Fund's income may be subject to federal income and/or state income tax. The total return on net asset value does not include the 4.00% maximum sales charge.

   ** Private insurance does not decrease the risk of loss of principal associated with this investment.

     The following graph compares the performance of the Fund to the performance of the Lehman Brothers Municipal Bond Index. The graph assumes a $10,000 hypothetical investment at November 1, 1997 through October 31, 2007 with all distributions reinvested in shares. The Fund information with respect to Class A Shares reflects the maximum sales charge of 4% and all Fund expenses. The Index graph line does not reflect any expenses or sales charges. The performance table and graph of the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund capital gains distributions or the redemption of shares. All performance data represents past performance and should not be considered indicative of future performance.

                             PERFORMANCE COMPARISON
      OCEAN STATE TAX-EXEMPT FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX
                               (PERFORMANCE GRAPH)


-----------------------------------------------------------------------------------------------
                     OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-
                    31-97  31-98  31-99  31-00  31-01  31-02  31-03  31-04  31-05  31-06  31-07

-----------------------------------------------------------------------------------------------

 Ocean State Tax-   $9,5-  $10,-  $10,-  $10,-  $11,-  $11,-  $12,-  $12,-  $12,-  $13,-  $13,-
 Exempt Fund.....      96    120    053    678    494    978    409    849    921    381    548
-----------------------------------------------------------------------------------------------

 Lehman Municipal   $10,-  $10,-  $10,-  $11,-  $12,-  $13,-  $14,-  $15,-  $15,-  $16,-  $16,-
 Bond Index......     000    802    611    513    724    471    160    012    396    282    756

-----------------------------------------------------------------------------------------------


     The following table shows the Fund's average annual total returns over the past 1, 5 and 10 fiscal years. The information reflects the maximum sales charge of 4%.

FISCAL YEAR PERIODS ENDING
OCTOBER 31, 2007                                 PAST ONE YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------                       -------------   ------------   -------------
Ocean State Tax-Exempt Fund....................      -2.78%          1.69%           3.11%

                               THE FUND IN DETAIL

PRINCIPAL INVESTMENT OBJECTIVE

     The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from Federal and Rhode Island income taxes.

PRINCIPAL INVESTMENT STRATEGIES

     In pursuing its goal, the Fund normally invests at least 80% of its assets in municipal debt obligations of any maturity of Rhode Island, Guam, Puerto Rico and the Virgin Islands, the interest on which is also exempt from Rhode Island State and Federal income taxes. This is a fundamental policy of the Fund which is subject to change only by shareholder approval. All of these securities must have credit ratings of BBB or higher (as rated by Standard & Poor's) or Baa or higher (as rated by Moody's Investors Service) when purchased. The Fund may also invest in unrated bonds that, in the opinion of the Fund's adviser, are comparable to rated municipal obligations. If a bond's rating drops below BBB or Baa, the Fund will sell it unless, in the adviser's opinion, the decline is temporary and such a sale would not be in the Fund's best interests. The Fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

     Management achieves its investment goals through investing in a variety of general obligation and revenue bonds. The portfolio strives to achieve a high average coupon to support the yield and hedge against interest rate volatility. The adviser purchases and sells bonds on the basis of cash flow, yield, average maturity, duration and perceived credit quality. The adviser also focuses on enhancing diversity and acquiring bonds of improving credits. Purchases are intended as long-term investments. Management seeks low turnover to minimize the generation of taxable capital gains.

     The Fund may also invest up to 20% of its assets in industrial development bonds, taxable short-term obligations, issues the interest on which is not exempt from Rhode Island income tax and cash. Taxable short-term obligations are obligations maturing in one year or less.

     In abnormal market conditions, the Fund, for defensive purposes, may temporarily invest up to 100% of assets in taxable investment-grade short-term securities. In these cases, the Fund might not achieve its goal.

PRINCIPAL INVESTMENT RISKS

     The Fund is subject to the following principal investment risks:

     - Municipal Market Volatility. Because the Fund invests primarily in Rhode Island municipal securities its performance is affected by local, state and regional factors. These may include economic or policy changes within the Rhode Island government, erosion of the tax base, state legislative changes (especially those affecting taxes) and the possibility of credit problems. Federal and/or Rhode Island tax laws could change to reduce or eliminate the tax-free nature of the interest on municipal obligations, which may negatively affect the municipal bond market, the Fund's value and the availability of investments. There is also a credit risk that issuers of the Rhode Island obligations may be unable to make periodic payments of interest and principal.

     - Interest Rate Changes. When interest rates rise, debt securities generally fall. Bonds with longer terms are likely to experience a greater price impact than shorter-term bonds. These changes may affect the Fund's value. If interest rates rise, the value of Rhode Island debt obligations will normally decline. All fixed rate debt obligations, including highly rated Rhode Island obligations, are subject to interest rate risk. Rhode Island obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

     - Lack of Diversification. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, if the Fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

     - Bond Ratings Changes. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the Fund expects, it could underperform its peers or lose money.

     The Fund invests in other securities on an infrequent basis. Such securities have the following risks, which could increase volatility or reduce performance:

     - Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the Fund to lose money.

     - In a down market, certain securities could become harder to value or to sell at a fair price.

NET ASSET VALUE

     The net asset value per share (NAV) for the Fund is determined at 4:30 p.m., Eastern Time, on each business day the New York Stock Exchange is open. NAV is determined by dividing the value of the net assets of the Fund (i.e., assets less liabilities) by the total number of shares outstanding. Due to the fact that the market for municipal securities is a dealer market with no central trading location or continuous quotation system, the Fund utilizes fair value estimates to establish prices for its portfolio securities. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts.

     The Fund has developed a fair value method to determine the current fair value of portfolio securities that accurately reflects the value of the Fund while reducing the cost of daily pricing downloads. As a small fund without the economies of scale of a larger fund, the Fund strives to reduce costs and maintain a competitive yield versus the marketplace.

     The Fund uses a national pricing service to provide prices on its portfolio securities. Prices provided by this service will generally be downloaded once each week. The Fund will also download prices from the pricing service on volatile municipal market days. The Fund then utilizes a pricing matrix based on the Bond Buyer 40 municipal Bond Index to adjust valuations on a daily basis between dates when prices are downloaded.

     The Bond Buyer 40 Index is comprised of 40 tax-exempt national municipal bonds. This index has an average maturity of 29.20 years, an average coupon of 4.72% and an average rating of AA+. The Fund has determined that this actively managed index has historically proved to be a timely approximation of price movement in the municipal bond market.

     The change in the Fund's pricing matrix is dependent upon the closing level of the Bond Buyer 40 Index in addition to local and national factors which may affect the Rhode Island municipal marketplace. The intent is to estimate daily market fluctuations while downloading prices once a week, and recording the variances versus the valuations provided by the pricing service. Any variances are tracked and maintained with the pricing records. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take in to account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions.

     The Fund's pricing methodology is reviewed and approved each quarter by the Board of Trustees.

                            BUYING AND SELLING SHARES

     You may purchase Fund shares through Van Liew Securities Inc. (the "distributor"), or through any dealer which has a sales agreement with the Distributor (a "selected dealer"). You may be charged a fee if you purchase shares of the Fund through a selected dealer. You may purchase shares of the Fund if you live in Rhode Island. You should not purchase shares of the Fund if you do not live in Rhode Island.

OPENING AN ACCOUNT

     - Read this prospectus carefully.

     - Determine how much you want to invest. The minimum initial investment for the Fund is $1,000, except for Systematic Investment Plan accounts.

     - Systematic Investment Plan: $250 to open; you must invest at least $100 a month.

     - Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your dealer or call PFPC, Inc. at 1-800-992-2207.

     - Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

     - Make your initial investment using the table on the next page. You and your dealer can initiate any purchase, exchange or sale of shares.

BUYING SHARES

     The price to buy one share of the Fund is the Fund's NAV plus a sales charge. Your shares will be bought at the next NAV calculated after your investment is received in proper form. When you place an order to buy shares, note the following:

     - All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

     - The minimum initial investment is $1,000.

     - Reduced sales charges may apply to your purchase. See "Sales Charges."

     There are two ways to make an initial investment:

Through the Distributor:

     - Make out a check for the investment amount, payable to "Ocean State Tax-Exempt Fund".

     - Mail the check and your completed application to:

          Ocean State Tax-Exempt Fund
          c/o PFPC, Inc.
          P.O. Box 9839
          Providence, Rhode Island 02940-8039

Through a selected dealer:

     - Order shares through your dealer, if it is a selected dealer, and include a completed application.

     To open or add to an account using the Systematic Investment Plan, see "Systematic Investment Plan."

SALES CHARGES

     The following table shows the amount of sales charges you will pay depending upon the amount of your purchase:

                                                                         SALES CHARGE AS
                                                         SALES CHARGE      APPROXIMATE
                                                         AS PERCENTAGE    PERCENTAGE OF
                                                           OF PUBLIC          AMOUNT
AMOUNT OF PURCHASE                                      OFFERING PRICE       INVESTED
------------------                                      --------------   ---------------
Less than $25,000.....................................       4.00%             4.17%
$25,000 but less than $50,000.........................       3.75              3.90
$50,000 but less than $100,000........................       3.50              3.63
$100,000 but less than $250,000.......................       3.25              3.36
$250,000 but less than $500,000.......................       3.00              3.09
$500,000 but less than $1,000,000.....................       2.50              2.56
$1,000,000 but less than $2,500,000...................       0.75              0.76
$2,500,000 and over...................................       0.25              0.25


     The Distributor reallows the full sales charge to your dealer.

     In order to obtain a breakpoint discount, it may be necessary at the time of purchase for a shareholder to inform and provide certain information to the Fund or his or her financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. The shareholder should provide information or records regarding the shares of the Fund held in any and all accounts of the shareholder at another financial intermediary or held by your spouse or minor children.

     For more information regarding sales loads and purchase of shares please call the Fund at 1-800-300-1116. The Fund makes available, free of charge, such information in both the prospectus and SAI. The Fund does not have an internet website.

REDUCED SALES CHARGES

     Reducing your Sales Charges. There are several ways you can combine multiple purchases of shares of the Fund to take advantage of the breakpoints in the sales charge schedule.

     - Dividend Reinvestment. Lets you reinvest your dividend without paying a sales load.

     - Accumulation Privilege. Lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge, if the cumulative value of all shares purchased with a sales charge is equal to at least $25,000.

     - Letter of Intent. Lets you purchase shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Shares purchased during the 90 days prior to receipt of the letter of intent may be included in determining the reduced sales charge.

     - Combination Privilege. Lets you combine shares purchased by your spouse and minor children for purposes of calculating the sales charge.

     - Purchases at Net Asset Value. Trust departments of banks, trust companies and other financial institutions may buy shares of the Fund without a sales charge, if the aggregate value of the purchase (including purchases under a letter of intent) is equal to at least $250,000. In addition, shares of the Fund will be offered at the Fund's NAV to investment and institutional clients of Van Liew Capital Inc., clients of Van Liew Trust Company, certain parties related to the Fund, such as its trustees and directors, officers and employees of the Fund's adviser, the Distributor and selected dealers. Also, certain broker-dealers' fee-based programs may purchase shares of the Fund at the Fund's NAV. Shares of the Fund may be offered at NAV through certain brokers' fee-based programs which charge clients an asset-based fee.

     - Reinstatement Privilege. If you sell shares of the Fund, you may reinvest some or all of the proceeds in the shares of the Fund within 30 days without a sales charge. This privilege may be exercised only once.

     To utilize: Complete the appropriate section of your application or contact your dealer.

SYSTEMATIC INVESTMENT PLAN

     The Systematic Investment Plan lets you set up regular investments to the Fund from your paycheck or bank account. You determine the frequency and amount of your investments (with a minimum initial investment of $250 and $100 regular investments) and you can terminate your program at any time. To establish:

     - Call the transfer agent for the Fund at (800) 992-2207 and ask for the appropriate forms.

DISTRIBUTION PLAN

     The Fund has a distribution plan under Rule 12b-1 with respect to the shares which allows it to pay the expense of printing prospectuses and reports to shareholders which are sent to nonshareholders. Because these expenses are paid out of the Fund's assets on an annual basis, over time these expenses will reduce the Fund's yield.

SELLING SHARES

     The price to sell one share of the Fund is the Fund's NAV. Your shares will be sold at the next NAV calculated after your order is received in proper form. Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. You do not have to hold your shares for any minimum period of time. You may sell your shares by the following methods:

  EXPEDITED REDEMPTION METHODS

     The Fund provides an expedited redemption method for shares not represented by certificates and where payment is to be made directly to a bank account. To use, you must elect the expedited redemption method on the application and provide bank account information.

  By Mail:

     - Write a letter of instruction or complete a stock power indicating your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

     - Include all signatures and any additional documents that may be required.

     - Mail the materials to:

          Ocean State Tax Exempt Fund
          c/o PFPC, Inc.
          P.O. Box 9839
          Providence, Rhode Island 02940-8039

     - A check will be mailed (or wired if for more than $1,000 and you so request) to the bank account predesignated by you.

  By Phone:

     - Call (800) 992-2207

     - A check will be mailed (or wired if for more than $1,000 and you so request) to the bank account predesignated by you.

     To sell shares through the automatic withdrawal plan, see "Automatic Withdrawal Plan."

  REGULAR REDEMPTION METHOD

  For Certificated Shares:

     - Complete a stock power and send it with the certificate to:

          Ocean State Tax Exempt Fund
          c/o PFPC, Inc.
          P.O. Box 9839
          Providence, Rhode Island 02940-8039

     - For a redemption in an amount that is more than $25,000, your signature must be guaranteed for your protection. You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Your signature may be guaranteed by:

          - Any member of a national securities exchange

          - U.S. bank or trust company

          - State-chartered savings bank and loan association

          - Foreign bank having a U.S. correspondent bank

          - Participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP")

          - A notary public CANNOT provide a signature guarantee.

          - For your protection, you should mail your certificate and stock power separately.

  For Non-Certificated Shares:

     - Write a letter of instruction and send it to:

          Ocean State Tax Exempt Fund
          c/o PFPC, Inc.
          P.O. Box 9839
          Providence, Rhode Island 02940-8039

       indicating your account number, the dollar value of shares you wish to sell and payment instructions

     - For a redemption in an amount that is more than $25,000, your signature must be guaranteed for your protection. You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Your signature may be guaranteed by:

          - Any member of a national securities exchange

          - U.S. bank or trust company

          - State-chartered savings bank and loan association

          - Foreign bank having a U.S. correspondent bank

          - Participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP")

          - A notary public CANNOT provide a signature guarantee.

          You may need to include additional items with your request if:

          - the shares are held by a corporation, a partnership, trustee or executor

          - the redemption is requested by someone other than the shareholder of record.

AUTOMATIC WITHDRAWAL PLAN

     This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

     - Make sure you have at least $5,000 worth of shares in your account.

     - Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

     - Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be in an amount not less than $50.

     - Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     - Fill out the relevant part of the account application. To add an automatic withdrawal plan to an existing account, contact your dealer or PFPC, Inc.

TRANSACTION POLICIES

     Buy and sell prices. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV.

     Execution of requests. The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received in proper form by PFPC, Inc.

     At the times of unusual activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days (but not longer than seven days), as allowed by Federal securities laws.

     Telephone transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to a predesignated bank account or the address of record.

     Certificated shares. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to PFPC, Inc. Certificated shares can only be sold by returning the certificates to

PFPC, Inc., along with a letter of instruction or a stock power and a signature guarantee for a sale in an amount that is more than $25,000.

     Sales in advance of purchase payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

     Automatic Redemption. If the balance in your account falls below $500 due to withdrawals (and not due to market conditions), your account may be automatically closed by the Fund if you do not cause the balance to go above $500 within 60 days. Notice of such automatic redemption will be provided in advance of such redemption.

     Redemption In Kind. The Fund may, if it is deemed to be in the best interests of the Fund's shareholders, pay the redemption price for redeeming shares of the Fund in whole or in part by the distribution of securities held by the Fund instead of paying the redemption price in cash.

     Information Regarding Market Timing and Excessive Trading. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and adversely affect other shareholders of the Fund. The relatively stable prices of municipal bonds and the imposition of a sales charge on purchases of Fund shares significantly reduce the ability to profit from market timing strategies through the purchase and sale of Fund shares, and therefore, the risk that the Fund will be utilized for such purposes. Accordingly, the Board has determined that specific procedures to restrict share purchases and redemptions are not necessary at this time. The Fund's transfer agent tracks and monitors trading patterns as part of the Fund's Anti-Money Laundering Program. The transfer agent sends bi-monthly reports to the Fund which identify any abnormal trading activity or patterns. To date the Fund has not identified any abnormal trading activity indicating market timing or excessive trading. The Board of Trustees regularly reviews its policies and procedures and will adopt specific policies to address these activities if it determines such policies are necessary or appropriate.

                             MANAGEMENT OF THE FUND

     The Fund's board of trustees oversees the Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

     Van Liew Capital Inc., One Regency Plaza, Suite One, Providence, Rhode Island, serves as the adviser to the Fund and supervises the investment program and the portfolio. Van Liew has been a registered investment adviser in Rhode Island since 1984 and advises individuals, charities, financial institutions and pension plans. For a discussion regarding the basis of the board of trustees approval of the Fund's investment advisory arrangement, see the Fund's most recent semi-annual report to shareholders covering the period ending on April 30, 2007.

     Joseph J. Healy, CFA and Samuel H. Hallowell, Jr. serve as co-managers of the Fund's portfolio, and share responsibility for managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. Mr. Healy, who was elected as a Vice President of the Fund in 1996, joined the adviser in 1992. Prior thereto, he was a Senior International Mutual Fund Accountant with The Boston Company Advisors, Inc. Mr. Healy is responsible for the management, marketing and administration of the Fund and functions as the primary trader for the adviser of fixed income and equity securities while overseeing the firm's trading compliance practices as Executive Representative to the NASD. Mr. Healy has a BS from Boston College in Finance and Marketing and holds NASD Series 7, 24, 63 and 65 licenses.

     Samuel H. Hallowell, Jr. has been a Vice President of the Fund since its inception in December 1986 and the adviser since June 1992. He is a founding Partner of the adviser and Vice President of Van Liew Trust Company. With over 25 years experience in the investment business Mr. Hallowell previously served as a Senior Portfolio Manager and Vice President at Rhode Island Hospital Trust National Bank.

     The SAI provides additional information about the compensation of Messrs. Healy and Hallowell, other accounts managed by them and their ownership of Fund shares.

     Management Fees. The management fees paid to the investment adviser by the Fund last year are as follows: .60 of 1% for the first $200 million of average net assets and .50 of 1% of average net assets above $200 million. For the fiscal year ended October 31, 2007, the Fund paid the adviser $144,099, which is 0.60% of the Fund's average net assets. Of that amount, $84,058 represents the advisory fee and $60,041 represents administrative fees. Such fees shall be calculated based on the total net assets of the Fund.

                          DIVIDENDS AND TAX INFORMATION

     Dividends and Distributions. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually, typically after the end of the Fund's fiscal year. Most of the Fund's dividends are income dividends. Your dividends begin accruing the day after payment is received by the Fund and continue through the day your shares are actually sold.

     Dividend reinvestments. Most investors have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

     Taxability of dividends. As long as the Fund meets the requirements for being a tax-qualified regulated investment company, which the Fund has in the past and intends to in the future, it pays no Federal income tax on the earnings it distributes to shareholders.

     The Fund intends to meet certain Federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as "exempt-interest dividends." However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders' alternative minimum tax.

     The Fund may invest a portion of its assets in securities the income from which is not exempt from Federal or Rhode Island income tax. Any distributions which do not qualify as "exempt-interest dividends" may be subject to Federal or state income tax, whether received in cash or reinvested in additional shares of the Fund.

     Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains may be taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund's holding period.

     The Fund intends to comply with certain state tax requirements so that its income dividends generally will be exempt from Rhode Island state personal income tax. Dividends paid by the Fund to shareholders who are not Rhode Island residents may be subject to other state and local taxes.

     The tax information that is mailed to you every January details your dividends and their Federal tax category, although you should verify your tax liability with your tax professional.

     Taxability of transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 PRIVACY NOTICE

     Ocean State Tax Exempt Fund has always been committed to ensuring your financial privacy. Although we may collect certain nonpublic personal information about you, we do not sell personal information to anyone. We recognize and respect the privacy of our customers. Our privacy policy applies equally to former customers and persons who inquire about the Fund. We have in effect the following policy with respect to nonpublic personal information about our customers.

     - Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties, except to the Fund's service providers to the extent necessary to service your account.

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For information about our privacy policies, call (401)-272-2510.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

                                                                                      OCEAN STATE TAX-EXEMPT FUND
                                                                                            C/O PFPC, INC.
                                                                                             P.O. BOX 9839
a.  APPLICATION PLEASE PRINT CLEARLY                                                   PROVIDENCE, RI 02940-8039
---------------------------------------------------------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION:
---------------------------------------------------------------------------------------------------------------------------------
COMPLETE ONLY THE APPLICABLE SECTIONS WHICH WILL TELL US HOW YOUR ACCOUNT SHOULD BE REGISTERED.







[ ]                          Individual
                             (and)




----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)


----------------------------------------------------        ----------------------------------------------------------------------
      (Date of Birth)                                             (Occupation)

----------------------------------------        ----------------------------------------------------
(Fi-  (Last Name)                                            Soc. Sec. No./Tax Ind. No.
rst
Nam-
e)

                                                                   %
----  ----------------                                ----------
      (Occupation)                         Highest Marginal Federal Tax Rate


[ ]   Joint
      Registrant
      (if any)




----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)


----------------------------------------------------        ----------------------------------------------------------------------
      (Date of Birth)                                             (Occupation)
(1)The account registration will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

----------------------------------------        ----------------------------------------------------
(Fi-  (Last Name)                                            Soc. Sec. No./Tax Ind. No.
rst
Nam-
e)

                                                                   %
----  ----------------                                ----------
      (Occupation)                         Highest Marginal Federal Tax Rate
(1)The account registration will be joint
   tenants with right of survivorship and not
   tenants in common unless tenants in common
   or community property registrations are
   requested.

[ ]   Gifts to
      Minors




Name of Adult Custodian (Only 1 permitted):


----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)
Name of Minor (Only 1 permitted):


----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)

                                                                                                               Uniform Gifts to
----------------------------------------------------------------------------------------------------------        Minors Act
(Name of State)

Name
  of
  A-
  d-
  u-
  lt
  C-
  u-
  s-
  t-
  o-
  d-
  i-
  an
  (-
  O-
  n-
  ly
  1
  p-
  e-
  r-
  m-
  i-
  t-
  t-
  e-
  d-
  ):

                                                       as Custodian for
----------------------------------------------------
(Fi-  (Last Name)
rst
Nam-
e)
Name
  of
  M-
  i-
  n-
  or
  (-
  O-
  n-
  ly
  1
  p-
  e-
  r-
  m-
  i-
  t-
  t-
  e-
  d-
  ):

                                                                          under the
----------------------------------------------------------------
(Fi-  (Last Name)
rst
Nam-
e)

             Uniform Gifts to Minors Act
----                                            ----------------------------------------------------
(Na-                                                         Minor's Soc. Sec. No.
me
of
Sta-
te)

[ ]   Corporations
      Partnerships
      Trusts &
      Others




--------------------------------------------------------------------------------------------------------------

(Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing
Plan or Trust may be registered in the name of the Plan or Trust itself.)

PLEASE INDICATE TYPE OF ORGANIZATION:
                                                    ----------------------------------------------------------
                                                                     (Employer I.D. No.)


[ ]  Corporation     [ ]  Partnership     [ ]  Trust     [ ]  Other ------------

2.  ADDRESS:

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
(Street Address)


----------------------------------------------------------------------------------------------------------------------------------
(City)                                                                              (State)


----------------------------------------------------------------------------------              ----------------------
(Area Code)                   (Daytime Tel.)                                                           Extension


----------------------------------------------------------------
(Street Address)


----------------------------------------------------------------
(Ci-  (St-  (Zip)
ty)   ate)


----
(Ar-
ea
Cod-
e)

Citizen or resident of:  [ ] U.S.   [ ] Other        _         Check here  [ ]  If you are a non-U.S. Citizen or
                                                                                resident and not subject to
                                                 (specify)                      back-up withholding (See
                                                                                certification in 11 below.)


Please provide address of joint registrant if different from above address ------------

3.  AMOUNT OF INVESTMENT:

--------------------------------------------------------------------------------

                                                   MINIMUM INITIAL INVESTMENT $1,000
                                                   Enclose check payable to: Ocean State Tax-
AMOUNT OF INVESTMENT     $                         Exempt Fund



[ ] Please check here if establishing an Automatic Withdrawal Plan (minimum investment $5,000) and complete Section 7 of this Application.

4. DIVIDEND AND DISTRIBUTION INSTRUCTIONS: (Dividends and Capital Gains will be reinvested unless indicated otherwise)

--------------------------------------------------------------------------------

Dividends are to be:  [ ] Reinvested  [ ] Paid in cash*            Capital Gains
Distributions are to be:  [ ] Reinvested  [ ] Paid in cash
* For cash dividends, please choose one of the following options:

_________ Deposit directly into my/our Financial Institution Account. Attached is a preprinted deposit slip or voided check showing the Financial Institution Account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)

_________ Mail check to address listed in Step 2.

5.  RIGHT OF ACCUMULATION/LETTER OF INTENT:
-----------------------------------------------------------


IF YOU ARE ALREADY A FUND SHAREHOLDER, YOU MAY BE ENTITLED TO A REDUCED SALES CHARGE UNDER RIGHT OF ACCUMULATION OR LETTER OF INTENT. TO QUALIFY, YOU MUST COMPLETE THIS SECTION. List all your accounts, including those in your spouse's name, joint accounts with your spouse, and accounts held for your minor children. If you need more space, please attach a separate sheet. This account qualifies for reduced sales charge under:


RIGHT OF ACCUMULATION: My existing Fund account numbers are:     LETTER OF INTENT:  [ ] Submitted with
                                                                                        this application
                                                                                        (complete
                                                                                        Section b)
                                                                                    [ ] Previously
                                                                                        submitted for
                                                                                        accounts listed
                                                                                        below:

------------------------------------------------------------     ---------------------------------------




6.  SYSTEMATIC INVESTMENT PLAN:
-----------------------------------------------


The Systematic Investment Plan, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund. A $250 minimum initial investment is required. This may not be used in conjunction with the Automatic Withdrawal Plan.


Please   $ -------  from my checking account (named in Section c) on or about
  debit             the 20th of the month.
            $100
          Minimum


Depending on the Application receipt date, the Plan may take 10 to 20 days to be in effect.


[ ] Monthly          [ ] Every alternate
[ ] Quarterly            month
                     [ ] Other -----------

--------------- Start Month.



If you are applying for the Systematic Investment Plan, please attach a deposit slip or voided check. If you are applying for the Systematic Investment Plan, you must also complete Section c of this Application.


7.  AUTOMATIC WITHDRAWAL PLAN:
----------------------------------------------


Please establish an Automatic Withdrawal Plan for this account, subject to the terms of such Plan as set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then Net Asset Value, in accordance with the terms below:

Dollar Amount of              begin-            Payments to be made: [ ] Monthly
  each withdrawal   $ ------  ning    --------  or [ ] Quarterly.
                      (Mini-
                      mum:             (Month)
                      $50)             (Year)


Checks should be made payable to (if check is payable to a bank for your commercial bank account, indicate bank name, address and your account number):



                                            ---------------------------------
------------------------------------------
(First Name)     (Middle Initial)    (Last  (Bank Name and Address)
            Name)
------------------------------------------  ---------------------------------

(Street)

------------------------------------------  ---------------------------------

(City)      (State)      (Zip)

                                            ---------------------------------

                                            (Bank Account Number)



8.  TELEPHONE REDEMPTION:
-----------------------------------------


When shares are redeemed by telephone or wire, please wire redemption proceeds of $1,000 or more in Federal funds to my (our) commercial bank account which must be in the same name as this Fund account is registered. (Please attach a deposit slip or voided check.)


                                           ----------------   ----------------
-----------------------------------------

Name of Bank                               Bank a/c no.       Bank ABA no.

-----------------------------------------  -----------------------------------

Street                                     Cit-
                                           y                              Sta-
                                           te                              Zip

9.  SIGNATURE(S):
--------------------------------------------------------------------------------
The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms. The undersigned authorizes the Fund and its agents to act upon the instructions for the features that have been selected above. The Agent will not be liable for acting upon instructions it believes are genuine. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under Federal tax law, until a Number is provided; or
(b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.



                             -------------------------    ---------------
-------------------------

Individual (or Custodian)     Joint Registrant, if any          Date

-------------------------    -------------------------    ---------------

Corporate Officer,                     Title                    Date
  Partner, Trustee, etc.



10. INVESTMENT DEALER: (IMPORTANT--TO BE COMPLETED BY DEALER):
--------------------------------------------------------------------------------


                                           -----------------------------------------
-----------------------------------------

Dealer Name                                Branch #/Rep. #/Name

-----------------------------------------  -----------------------------------------

Address

(     )
-----------------------------------------  -----------------------------------------
Area Code       Telephone                  Dealer No./Branch Office--City & State



11. IMPORTANT INFORMATION ABOUT TAXPAYER IDENTIFICATION NUMBERS:
--------------------------------------------------------------------------------

Because of important changes made to the Internal Revenue Code in 1983, we must be certain that we have a record of your correct Social Security Number or other Taxpayer Identification Number. If you have not certified that you have provided us with the correct number, your account will be subject to special Federal income tax withholding (called "backup withholding"); the law will then require us to withhold 30% of each taxable dividend or capital gain distribution paid to you in cash or reinvested in your account and will require us to withhold 30% of any liquidation or the amount you exchange to establish a new account. The amount withheld is paid to the Internal Revenue Service ("I.R.S.") toward the amount of Federal income taxes you owe. The Fund will not return to you an amount withheld due to your failure to provide a correct certified number. In addition, you may be subject to a $50 I.R.S. penalty. Therefore please include your correct Social Security Number or Taxpayer Identification Number. The appropriate taxpayer identification number must be inserted on the application in the space provided.

The following sets forth examples of what identification number to list:

Type of Account Registration              Taxpayer Number to be Used
-----------------------------------------------------------------------
Individual Account                        Social Security Number of
                                          Applicant
Joint Account                             Social Security Number of
                                          Person Reporting Tax
Custodian Account for a Minor             Social Security Number of
                                          Minor
Corporation, Partnership, Trust           Employer Identification
  Estate, Pension Trust, Broker, etc.     Number
Nonresident Alien                         None Required



                                                     --------------
                                                                 DATE

b.  LETTER OF INTENT SEE TERMS BELOW
--------------------------------------------------------------------------------


                                                                          DATE


Gentlemen:

     I intend to invest in shares of the Fund during the 13-month period from the date of my first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to this Letter), an aggregate amount (excluding any reinvestments of dividends or distributions) of at least $25,000 which, together with my present holdings of Fund shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:

[ ] $25,000    [ ] $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000


     Subject to conditions specified below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount checked above.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate $25,000, or, if such purchases added to my present holdings do not aggregate the minimum amount specified above, I will pay the increased amount of sales charge prescribed in terms of escrow below. It is understood that 3% of the minimum dollar amount checked above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow.

     The commission to the dealer, if any, named herein shall be at the rate applicable to the minimum amount of my specified intended purchases checked above. If my actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to my total actual purchases. If my total purchases exceed the dollar amount of my intended purchases and pass the next commission break-point, I shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of my total purchases.

     In determining from time to time the total amount of purchases made hereunder, shares disposed of by the undersigned prior to the termination of this Letter will be deducted.

     My dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Terms Accepted

                                ------------------------------   ------------------------------
------------------------------

(Dealer)                        Print name(s) of Investor(s)     Print name(s) of Investor(s)

By ---------------------------  ------------------------------   ------------------------------
    (Authorized Signature)      Address                          Address

Date -------------------------  ------------------------------   ------------------------------
                                City                             City

Accepted:                       ------------------------------   ------------------------------
                                State and Zip                    State and Zip

By ---------------------------  ------------------------------   ------------------------------
          Distributor           Signature(s) of Investor(s)      Signature(s) of Investor(s)



NUMBER OF SHARES
TO BE HELD IN
ESCROW UNDER THIS
LETTER OF INTENT



                                                        ----------------------
                                                        Expiration Date of
                                                        Letter


TERMS OF ESCROW FOR LETTER OF INTENT
--------------------------------------------------------------------------------
In submitting a Letter of Intent, the investor agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.

     1. Out of the initial purchase (or subsequent purchase if necessary), 3% of the dollar amount specified in the Letter of Intent ("Letter") shall be held in escrow in shares of the Fund by the Agent. All dividends and any capital distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment specified under the Letter of Intent is completed with a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter of Intent will be deducted from the amount required to complete the investment commitment.

     3. If the total purchases pursuant to the Letter of Intent are less than the amount specified in the Letter as the intended aggregate purchases, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Distributor or the dealer, the Distributor will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full shares and any cash proceeds for a fractional share remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Agent or the Distributor his attorney to surrender for redemption any or all escrowed shares on the books of the Fund.

c.  SYSTEMATIC INVESTMENT PLAN PROVISIONS/DEPOSITOR'S
    AUTHORIZATION TO HONOR DEBITS
--------------------------------------------------------------------------------


    IF YOU SELECTED SYSTEMATIC INVESTMENT YOU MUST ALSO COMPLETE THIS SECTION

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by PFPC, Inc., the Agent, and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

The undersigned acknowledges that in connection with a Systematic Investment, if his/her account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in his/her Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. The undersigned authorizes the Fund and its agents to correct any transfer error by a debit or credit to his/her Financial Institution account and/or Fund account and to charge the account for any related charges.

I/We understand that this authority will remain in effect until you received my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.


Financial Institution Account Number ----------------------------------------------------------------

Name and Address           Name of Financial Institution --------------------------------------------
where my/our account
is maintained              Street Address -----------------------------------------------------------

                           City -----------------------------------  State ---------  Zip -----------


Name(s) and Signature(s)
                           ---------------------------------------------------
of Depositor(s) as they                       (Please Print)
appear where account       X                                                           --------------
                           ---------------------------------------------------
is registered                                  (Signature)                                 (Date)

                           ---------------------------------------------------
                                              (Please Print)
                           X
                                                                                       --------------
                           ---------------------------------------------------
                                               (Signature)                                 (Date)




                            INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, the Agent agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

d.  AUTOMATIC WITHDRAWAL PLAN PROVISIONS
--------------------------------------------------------------------------------
By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.
      1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.
      2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificates may be held under the Plan.

      3. Dividends and distributions will be reinvested in shares of the Fund at Net Asset Value without a sales charge.

      4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

      5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two week's time in mailing such notification before the requested change can be put into effect.

      6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

      7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

      8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

      9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

      10. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

e.  BUSINESS CONTINUITY PLAN SUMMARY
--------------------------------------------------------------------------------
Van Liew Securities, Inc., distributor of the Ocean State Tax Exempt Fund, has established a Business Continuity Plan in case of a future Significant Business Disruption (SBD). The firm's policy is to respond to a SBD by safeguarding employees' lives and firm property, making a financial and operational assessment, quickly recovering and resuming operations, protecting all of the firm's books and records, and allowing our customers to transact business. In the event that we determine we are unable to continue our business, we will assure customers prompt access to their funds and securities. A copy of the firm's Business Continuity Plan is available upon request.

Van Liew Securities, Inc. has developed a plan which addresses events of varying scope. The Ocean State Tax Exempt Fund is the only product offered by Van Liew Securities, Inc.

Specific Scenarios of Varying Severity:

     For firm-only Business disruptions, single-building disruptions, disruptions to a business district, city-wide business disruptions or regional disruptions--any Ocean State Tax Exempt Fund or Van Liew Securities, Inc. client can transact directly with the transfer agent of the Ocean State Tax Exempt Fund, PFPC Inc., at 1-800-992-2207 if unable to reach Van Liew Securities, Inc. at the phone numbers below.

Van Liew Securities, Inc. plans to immediately continue business during any of the above scenarios at our off-site location. However, any client will be able to transact business through the transfer agent of the Fund, PFPC, Inc.

If you have any question regarding this business continuation plan summary please contact Joseph J. Healy of Van Liew Securities, Inc. at 401-272-2510.

DISTRIBUTOR

    Van Liew Securities Inc.
    One Regency Plaza, Suite One
    Providence, Rhode Island 02903

TRANSFER AGENT

    PFPC, Inc.
    101 Sabin Street
    Pawtucket, Rhode Island 02860-1427

INVESTMENT ADVISER

    Van Liew Capital Inc.
    One Regency Plaza, Suite One
    Providence, Rhode Island 02903

CUSTODIAN

    PFPC Trust Company
    Airport Business Center
    200 Stevens Drive, Suite 440
    Lester, PA 19113

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    Ernst & Young LLP
    200 Clarendon Street
    Boston, MA 02116

COUNSEL

    Hinckley, Allen & Snyder LLP
    50 Kennedy Plaza, Suite 1500
    Providence, Rhode Island 02903

\Ocean State Tax Exempt Fund Logo\

FOR MORE INFORMATION, PLEASE CONSULT:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

     Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, including discussion of market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year, and the independent auditor's report (for the annual statement only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     Contains more detailed information on all aspects of the Fund. The current annual/semiannual report is included in the SAI, has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

     The Fund does not have an Internet Website and, accordingly, does not make copies of its reports to shareholders or SAI available in this manner.

     To request a free copy of the current annual/semiannual report or SAI, or for information on buying or selling shares, please write or call:

    Van Liew Securities Inc.
    Attn: Ocean State Tax-Exempt Fund
    One Regency Plaza, Suite One
    Providence, Rhode Island 02903
    1-800-300-1116 or 401-421-1411

     For shareholder and other inquiries about the Fund, please call: 1-800-992-2207.

     You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.
C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You may also write the Public Reference Section of the Commission, Washington, D. C. 20459 and request copies of the Fund's information for a fee. You may also obtain reports and other information about the Fund by calling the Commission at 1-800-SEC-0330 or accessing the Commission's web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                                                   SEC #811-4788

                       (OCEAN STATE TAX-EXEMPT FUND LOGO)
                           OCEAN STATE TAX-EXEMPT FUND
                                ONE REGENCY PLAZA
                         PROVIDENCE, RHODE ISLAND 02903

CLASS I SHARES                                                       PROSPECTUS
                                                                   MARCH 1, 2008

     Ocean State Tax-Exempt Fund seeks to provide as high a level of current income, exempt from Federal income tax and Rhode Island income tax, as is consistent with preservation of capital.

     The Fund is a series of VLC Trust.

     This prospectus gives vital information about the Fund. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.


For purchase, redemption or account inquiries, contact your financial intermediary.

                  For general inquiries and yield information,
                       call 800-300-1116 or 401-421-1411.



     LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Mutual Funds are not bank deposits; are not insured by the FDIC or any other government
       agency; are not obligations of, or guaranteed by, any bank; and
                                 are subject to
   investment risk, including possible loss of the principal amount invested.

CONTENTS

Fund Summary............................................................    3
  Principal Investment Objective........................................    3
  Principal Investment Strategy.........................................    3
  Principal Investment Risks............................................    3
  Who May Want to Invest................................................    3
  Performance...........................................................    4
  Your Expenses.........................................................    5
  Risks of Mutual Funds.................................................    6
  Portfolio Holdings....................................................    6
  Management............................................................    6
  How to Purchase and Redeem Shares.....................................    6
Financial Highlights....................................................    7
Management's Discussion of Investment Performance.......................    8
The Fund In Detail......................................................   11
  Principal Investment Objective........................................   11
  Principal Investment Strategies.......................................   11
  Principal Investment Risks............................................   11
  Net Asset Value.......................................................   12
Buying and Selling Shares...............................................   14
  Opening an Account....................................................   14
  Buying Shares.........................................................   14
  Sales Charges.........................................................   14
  Systematic Investment Plan............................................   15
  Distribution Plan.....................................................   15
  Selling Shares........................................................   15
  Automatic Withdrawal Plan.............................................   17
  Transaction Policies..................................................   17
Management of the Fund..................................................   19
Dividends and Tax Information...........................................   19
Privacy Notice..........................................................   21
Application

                                  FUND SUMMARY

PRINCIPAL INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGY

     It is a fundamental policy of the Fund to invest at least 80% of assets in municipal securities rated within the four highest investment grades, whose interest is exempt from Rhode Island state and Federal income tax. However, a portion of the Fund's income may be subject to these taxes. The Fund may invest in securities of any maturity and may adjust the average maturity of the Fund's assets in response to market conditions.

PRINCIPAL INVESTMENT RISKS

     The Fund is subject to a number of risks and, accordingly, you could lose money on your investment. The principal investment risks are:

     - Municipal Market Volatility. Because the Fund invests primarily in Rhode Island municipal securities, its performance is affected by local, state and regional factors. Changes in Federal and/or Rhode Island tax laws could reduce or eliminate the tax-free nature of the interest on municipal obligations. Any such change could negatively affect the municipal bond market, the Fund's value and the availability of Fund investments.

     - Interest Rate Changes. When interest rates rise, debt securities generally fall, which may affect the Fund's value. Bonds with longer maturity periods are more susceptible to interest rate changes.

     - Lack of Diversification. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, if the Fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

     - Bond Ratings Changes. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain investments don't perform as the Fund expects, it could underperform its peers or lose money.

WHO MAY WANT TO INVEST

     This Fund may be appropriate for you if you:

     - seek current income

     - are interested in lowering your income tax burden

     - pay Rhode Island income tax and live in Rhode Island

     - are in a higher income bracket

     This Fund may NOT be appropriate for you if you:

     - are seeking an investment for a tax-deferred retirement account

     - are investing for maximum return over a long time horizon

     - require absolute stability of your principal

     - are not subject to a high level of state or federal income tax

     - do not live in Rhode Island

PERFORMANCE

     The following information shows how the Fund's total return has varied from year to year and also shows performance over time (along with a broad-based market index for reference). The following performance information is provided with respect to Class A Shares because no Class I Shares have yet been issued. This information may help provide an indication of the risks of an investment in the Fund. The average annual figures reflect sales charges; the year-by-year and index figures do not. The year-by-year and index figures would be lower if they reflected sales charges. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


                           YEAR-BY-YEAR TOTAL RETURNS*

1998..................................................................    4.69%
1999..................................................................   -0.78%
2000..................................................................    8.11%
2001..................................................................    3.83%
2002..................................................................    6.50%
2003..................................................................    3.97%
2004..................................................................    2.19%
2005..................................................................    1.41%
2006..................................................................    3.06%
2007..................................................................    1.71%


--------

   * Reflects year-by-year total returns for each calendar year.

     During the 10-year period shown in the bar chart, the highest return for a quarter was 3.15% (quarter ending September 30, 2002) and the lowest return for a quarter was -3.95% (quarter ending June 30, 1999). The returns shown are for Class A Shares of the Fund which are not offered in this Prospectus. Class I Shares would have substantially similar annual total returns as the Class A Shares because both classes are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same distribution fees, expenses and sales charges. (Class I Shares do not have a sales charge but pay a Rule 12b-1 distribution fee.)

                          AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)                  1 YEAR   5 YEARS   10 YEARS
-----------------------------------------                  ------   -------   --------
Return before taxes......................................   -2.34%    1.72%     3.07%
Return after taxes on distributions......................   -2.34%    1.64%     3.06%
Return after taxes on Distributions and Sale of Fund
  Shares.................................................   -2.34%    1.64%     3.06%
Lehman Brothers Municipal Bond Index* (reflects no
  deduction for fees, expenses or taxes).................    3.37     4.30%     5.18%


--------

   * Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one-year. It does not reflect any sales charges.

     The returns shown are for Class A Shares of the Fund which are not offered in this Prospectus. Class I Shares would have substantially similar average annual total returns as the Class A Shares because both classes are invested in the same portfolio of securities. The average annual total returns would differ to the extent that the classes do not have the same distribution fees, expenses and sales charges. (Class I Shares do not have a sales charge but pay a Rule 12b-1 distribution fee.)

YOUR EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (fees paid directly from your investments)
  Maximum sales charge (load) on purchases
     (as a percentage of purchase price................................  None
Annual Operating Expenses (expenses that are deducted from Fund assets)*
  Management fees......................................................  0.60%
  Distribution and service (12b-1) fees................................  0.08%
  Other expenses.......................................................  0.98%
  Total annual Fund operating expenses.................................  1.66%


--------

   * These amounts are estimated for Class I Shares. These estimates are based on amount incurred by the Fund's Class A Shares during its most recent fiscal year (except for distribution and 12b-1 fees). Class A Shares are not offered in this Prospectus. It is expected that operating expenses will not change materially.

Example of Expenses

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you redeemed your shares at the end of each time period and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund's actual expenses, either past or future.

1 YEAR        3 YEARS        5 YEARS        10 YEARS
------        -------        -------        --------
 $169           $523           $902          $1,965


RISKS OF MUTUAL FUNDS

     Mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

PORTFOLIO HOLDINGS

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

MANAGEMENT

     The Fund is managed by Van Liew Capital Inc.

HOW TO PURCHASE AND REDEEM SHARES

     You may purchase Class I Shares of the Fund only through financial intermediaries with which Van Liew Securities Inc., the Fund's distributor, has entered into sales agreements, including selected broker/dealers and other institutions acting for investors in a fiduciary, advisory, agency or similar capacity. These shares are not offered directly to retail customers. Class I Shares are offered at net asset value and have no sales charges or redemption fees, although the financial intermediary may charge a fee for effecting a purchase or other transaction. You must initially invest at least $1,000 in the Fund. There is no subsequent minimum investment amount.

     You may redeem Fund shares on any business day. The Fund may close your account if the balance falls below $500.

     The table shown below for Class A Shares is for information purposes only. Class A Shares are not offered by this Prospectus. Similar information does not exist for Class I Shares which are offered by this Prospectus.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. The table shows information for the Class A Shares as no information for Class I Shares currently exists. Class I Shares have different expenses than Class A Shares, so the data for Class I Shares would have been different than what is presented below had Class I Shares been operating in the periods presented. Certain information reflects financial results for a single Class A Fund share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund's Class A shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Annual Report which is available upon request.

                                                           FISCAL
                                                 YEAR       YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED
                                               10/31/07   10/31/06   10/31/05   10/31/04   10/31/03
                                               --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year...........   $ 10.15    $ 10.16    $ 10.46    $ 10.48    $ 10.54
Net Investment income........................       .31        .33        .34        .35        .42
Net realized and unrealized gain (loss) on
  securities.................................      (.18)       .02       (.28)       .01       (.03)
                                                -------    -------    -------    -------    -------
     Total from Investment Operations........       .13        .35        .06        .36        .39
                                                -------    -------    -------    -------    -------
Less Distributions:
  Dividends from net investment income.......      (.31)      (.33)      (.34)      (.35)      (.42)
  Distribution from net realized gains.......      (.00)      (.03)      (.02)      (.03)      (.03)
                                                -------    -------    -------    -------    -------
     Total Distributions.....................      (.31)      (.36)      (.36)      (.38)      (.45)
                                                -------    -------    -------    -------    -------
Net Asset Value, End of Year.................   $ 9.97.    $ 10.15    $ 10.16    $ 10.46    $ 10.48
                                                =======    =======    =======    =======    =======
       Total investment return at Net Asset
          Value(a)...........................      1.24%      3.56%      0.56%      3.55%      3.60%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)......   $22,160    $26,195    $28,169    $31,585    $33,115
Ratio of expenses to average net assets......      1.66%      1.49%      1.39%      1.24%      1.06%
Ratio of net investment income to average net
  assets.....................................      3.05%      3.28%      3.27%      3.40%      3.82%
Portfolio turnover...........................         6%         1%        13%        15%        19%
Fund expenses per share......................       .17        .15        .14        .13        .12
Net Investment Income per share..............       .31        .33        .34        .35        .42



--------
(a)    Total investment return does not reflect sales load.
Average share method was used to calculate financial highlights

                MANAGEMENT'S DISCUSSION OF INVESTMENT PERFORMANCE

     October 31, 2007 marked the end of the Fund's twentieth fiscal year. During the prior 12 months, the Fund's net asset value (NAV) declined from $10.15 to $9.97. The Fund's dividend distribution declined to $0.31 per share during the year while the Fund's total return on net asset value was 1.24%.*

     During the year the Fund's management shortened the Fund's average maturity from 12 to 10 years while the Aaa/AAA component of the portfolio was increased to 76%. Due to the declining interest rate environment the Fund's management refrained from extending the maturity of the Fund's portfolio. Management continues to emphasize call protection in the lingering low long-term interest rate environment.

     Insured general obligation bonds still represent the largest sector weighting of the bond's portfolio followed by insured revenue bonds.**

     Fund management remains focused on the Fund's investment objective to provide as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of principal.

--------
    * A portion of the Fund's income may be subject to federal income and/or state income tax. The total return on net asset value does not include the 4.00% maximum sales charge.

   ** Private insurance does not decrease the risk of loss of principal associated with this investment.

     The following graph compares the performance of the Fund to the performance of the Lehman Brothers Municipal Bond Index. The graph assumes a $10,000 hypothetical investment at November 1, 1997 through October 31, 2007 with all distributions reinvested in shares. The Fund information with respect to Class A Shares reflects the maximum sales charge of 4% and all Fund expenses. The Index graph line does not reflect any expenses or sales charges. The performance table and graph of the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund capital gain distributions or redemptions of shares. All performance data represents past performance and should not be considered indicative of future performance.

                             PERFORMANCE COMPARISON
      OCEAN STATE TAX-EXEMPT FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX
                               (PERFORMANCE GRAPH)


-----------------------------------------------------------------------------------------------
                     OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-   OCT-
                    31-97  31-98  31-99  31-00  31-01  31-02  31-03  31-04  31-05  31-06  31-07

-----------------------------------------------------------------------------------------------

 Ocean State Tax-   $9,5-  $10,-  $10,-  $10,-  $11,-  $11,-  $12,-  $12,-  $12,-  $13,-  $13,-
 Exempt Fund.....      96    120    053    678    494    978    409    849    921    381    548
-----------------------------------------------------------------------------------------------

 Lehman Municipal   $10,-  $10,-  $10,-  $11,-  $12,-  $13,-  $14,-  $15,-  $15,-  $16,-  $16,-
 Bond Index......     000    802    611    513    724    471    160    012    396    282    756

-----------------------------------------------------------------------------------------------


--------

   * The performance shown is for Class A Shares of the Fund which are not offered in this Prospectus. Class I Shares would have substantially similar performance as the Class A Shares because both classes are invested in the same portfolio of securities. The performance would differ only to the extent that the classes do not have the same distribution fees, expenses and sales charges. (Class I Shares do not have a sales charge but pay a Rule 12b-1 distribution fee).

     The following table shows the average annual total returns for Fund's Class A Shares over the past 1, 5 and 10 fiscal years. The information reflects the maximum sales charge of 4%. The average annual total returns shown are for Class A Shares of the Fund which are not offered in this Prospectus. Information for the Class A Shares is shown because no Class I Shares have yet been issued and therefore no performance information exists for the Class I Shares. Class I Shares would have substantially similar average annual total returns as the Class A Shares because both classes are invested in the same portfolio of securities. The average annual total returns would differ only to the extent that the classes do not have the same distribution fees, expenses and sales charges. (Class I Shares do not have a sales charge but pay a Rule 12b-1 distribution fee).

FISCAL YEAR PERIODS ENDING
OCTOBER 31, 2007                                 PAST ONE YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------                       -------------   ------------   -------------
Ocean State Tax-Exempt Fund....................      -2.78%          1.69%           3.11%

                               THE FUND IN DETAIL

PRINCIPAL INVESTMENT OBJECTIVE

     The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from Federal and Rhode Island income taxes.

PRINCIPAL INVESTMENT STRATEGIES

     In pursuing its goal, the Fund normally invests at least 80% of its assets in municipal debt obligations of any maturity of Rhode Island, Guam, Puerto Rico and the Virgin Islands, the interest on which is also exempt from Rhode Island State and Federal income taxes. This is a fundamental policy of the Fund which is subject to change only by shareholder approval. All of these securities must have credit ratings of BBB or higher (as rated by Standard & Poor's) or Baa or higher (as rated by Moody's Investors Service) when purchased. The Fund may also invest in unrated bonds that, in the opinion of the Fund's adviser, are comparable to rated municipal obligations. If a bond's rating drops below BBB or Baa, the Fund will sell it unless, in the adviser's opinion, the decline is temporary and such a sale would not be in the Fund's best interests. The Fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

     Management achieves its investment goals through investing in a variety of general obligation and revenue bonds. The portfolio strives to achieve a high average coupon to support the yield and hedge against interest rate volatility. The adviser purchases and sells bonds on the basis of cash flow, yield, average maturity, duration and perceived credit quality. The adviser also focuses on enhancing diversity and acquiring bonds of improving credits. Purchases are intended as long-term investments. Management seeks low turnover to minimize the generation of taxable capital gains.

     The Fund may also invest up to 20% of its assets in industrial development bonds, taxable short-term obligations, issues the interest on which is not exempt from Rhode Island income tax and cash. Taxable short-term obligations are obligations maturing in one year or less.

     In abnormal market conditions, the Fund, for defensive purposes, may temporarily invest up to 100% of assets in taxable investment-grade short-term securities. In these cases, the Fund might not achieve its objective.

PRINCIPAL INVESTMENT RISKS

     The Fund is subject to the following principal investment risks:

     - Municipal Market Volatility. Because the Fund invests primarily in Rhode Island municipal securities, its performance is affected by local, state and regional factors. These may include economic or policy changes within the Rhode Island government, erosion of the tax base, state legislative changes (especially those affecting taxes) and the possibility of credit problems. Federal and/or Rhode Island tax laws could change to reduce or eliminate the tax-free nature of the interest on municipal obligations, which may negatively affect the municipal bond market, the Fund's value and the availability of investments. There is also a credit risk that issuers of the Rhode Island obligations may be unable to make periodic payments of interest and principal.

     - Interest Rate Changes. When interest rates rise, debt securities generally fall. Bonds with longer terms are likely to experience a greater price impact than shorter-term bonds. These changes may affect the Fund's value. If interest rates rise, the value of Rhode Island debt obligations will normally decline. All fixed rate debt obligations, including highly rated Rhode Island obligations, are subject to interest rate risk. Rhode Island obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

     - Lack of Diversification. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, if the Fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

     - Bond Ratings Changes. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the Fund expects, it could underperform its peers or lose money.

     The Fund invests in other securities on an infrequent basis. Such securities have the following risks, which could increase volatility or reduce performance:

     - Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the Fund to lose money.

     - In a down market, certain securities could become harder to value or to sell.

NET ASSET VALUE

     The net asset value per share (NAV) for the Fund is determined at 4:30 p.m., Eastern Time, on each business day the New York Stock Exchange is open. NAV is determined by dividing the value of the net assets of the Fund (i.e., assets less liabilities) by the total number of shares outstanding. Due to the fact that the market for municipal securities is a dealer market with no central trading location or continuous quotation system, the Fund utilizes fair value estimates to establish prices for its portfolio securities. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts.

     The Fund has developed a fair value method to determine the current fair value of portfolio securities that accurately reflects the value of the Fund while reducing the cost of daily pricing downloads. As a small fund without the economies of scale of a larger fund, the Fund strives to reduce costs and maintain a competitive yield versus the marketplace.

     The Fund uses a national pricing service to provide prices on its portfolio securities. Prices provided by this service will generally be downloaded once each week. The Fund will also download prices from the pricing service on volatile municipal market days. The Fund then utilizes a pricing matrix based on the Bond Buyer 40 Municipal Bond Index to adjust valuations on a daily basis between dates when prices are downloaded.

     The Bond Buyer 40 Index is comprised of 40 tax-exempt national municipal bonds. This index has an average maturity of 29.20 years, an average coupon of 4.72% and an average rating of AA+. The Fund has determined that this actively managed index has historically proved to be a timely approximation of price movement in the municipal bond market.

     The change in the Fund's pricing matrix is dependent upon the closing level of the Bond Buyer 40 Index in addition to local and national factors which may affect the Rhode Island municipal marketplace. The intent is to estimate daily market fluctuations while downloading prices once a week, and recording the variances versus the valuations provided by the pricing service. Any variances are tracked and maintained with the pricing records. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take in to account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions.

     The Fund's pricing methodology is reviewed and approved each quarter by the Board of Trustees.

                            BUYING AND SELLING SHARES

     You may purchase Class I Shares of the Fund only through financial intermediaries (e.g., certain brokers and investment advisers) with which Van Liew Securities Inc. (the "Distributor") has a sales agreement, or through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity. These shares are not offered directly to retail customers. Your financial intermediary may charge a fee in connection with a purchase of shares of the Fund. You may purchase shares of the Fund if you live in Rhode Island. You should not purchase shares of the Fund if you do not live in Rhode Island.

OPENING AN ACCOUNT

     - Read this prospectus carefully.

     - Determine how much you want to invest. The minimum initial investment for the Fund is $1,000, except for Systematic Investment Plan accounts.

     - Systematic Investment Plan: $250 to open; you must invest at least $100 a month.

     - Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your dealer, investment adviser or other financial intermediary.

     - Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an addition application if you want to add privileges later.

     - Your dealer, investment advisor or other financial intermediary must initiate any purchase, exchange or sale of shares.

BUYING SHARES

     The price to buy one share of the Fund's Class I Shares is the Fund's NAV. Your shares will be bought at the next NAV calculated after your investment is received in proper form. When you place an order to buy shares, note the following:

     - Order shares through your financial intermediary, if it is a selected financial intermediary, and include a completed application.

     - The minimum initial investment is $1,000. Your financial intermediary may have its own minimum initial investment requirement.

     - All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

     To open or add to an account using the Systematic Investment Plan, see "Systematic Investment Plan."

SALES CHARGES

     There are no sales charges imposed on purchases of Class I Shares of the Fund. Your financial intermediary may charge a fee in connection with your purchase of Fund shares.

SYSTEMATIC INVESTMENT PLAN

     The Systematic Investment Plan lets you set up regular investments to the Fund from your paycheck or bank account. You determine the frequency and amount of your investments (with a minimum initial investment of $250 and $100 regular investments) and you can terminate your program at any time. Your financial intermediary may have its own requirement with respect to a systematic investment plan. You should check with your financial intermediary about this investment option.

DISTRIBUTION PLAN

     The Fund has adopted a distribution plan under Rule 12b-1 with respect to the Class I Shares which allows it to:

     - Permit the Fund to finance activities primarily intended to result in the sale of Class I Shares.

     - Protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of Rule 12b-1.

     Under the Plan, the Fund makes payments with respect to Class I Shares under agreements with financial intermediaries, including selected broker/dealers, financial planners and other institutions that act on behalf of investors in an advisory, fiduciary, agency or custodial capacity, who have assisted with the distribution of the Class I Shares. Payments with respect to Class I Shares are made at a rate not to exceed 0.25 of 1% of the average annual net assets represented by the Class I Shares. Said payments may be made only out of the Fund's assets allocable to the Class I Shares. In addition, the Fund is permitted to pay certain expenses, such as the costs of printing and distributing prospectuses, statements of additional information and shareholder reports which are related to the sale of Fund shares. Because these expenses are paid out of the Fund's assets on an annual basis, over time these expenses will reduce the Fund's yield, increase the cost of your investment and may cost you more than paying other types of sales charges.

SELLING SHARES

     The price to sell one share of the Fund is the Fund's NAV. Your shares will be sold at the next NAV calculated after your order is received in proper form. You do not have to hold your shares for any minimum period of time. You may sell your shares by the following methods:

EXPEDITED REDEMPTION METHODS

     The Fund provides an expedited redemption method for shares not represented by certificates and where payment is to be made directly to a bank account. To use, you must elect the expedited redemption method on the application and provide bank account information to your financial intermediary.

  By Mail:

     - Write a letter of instruction or complete a stock power indicating your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

     - Include all signatures and any additional documents that may be required.

     - Give the materials to your financial intermediary. Redemption requests cannot be made directly. Your financial intermediary may charge a fee for effecting redemptions.

     - A check will be mailed (or wired if for more than $1,000 and you so request) to the bank account predesignated by you.

To sell shares through the automatic withdrawal plan, see "Automatic Withdrawal Plan."

REGULAR REDEMPTION METHOD

  For Certificated Shares:

     - Complete a stock power and give it to your financial intermediary. Redemption requests cannot be made directly. Your financial intermediary may charge a fee for effecting redemptions.

     - For a redemption in an amount that is more than $25,000, your signature must be guaranteed for your protection. You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Your signature may be guaranteed by:

     - Any member of a national securities exchange

     - U.S. bank or trust company

     - State-chartered savings bank and loan association

     - Foreign bank having a U.S. correspondent bank

     - Participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

     - A notary public cannot provide a signature guarantee.

     - For your protection, you should request that your financial intermediary mail your certificate and stock power separately.

  For Non-Certificated Shares:

     - Write a letter of instruction indicating your account number, the dollar value of shares you wish to sell and payment instructions and give it to your financial intermediary. Redemption requests cannot be made directly. Your financial intermediary may charge a fee for effecting redemptions.

     - For a redemption in an amount that is more than $25,000, your signature must be guaranteed for your protection. You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Your signature may be guaranteed by:

     - Any member of a national securities exchange

     - U.S. bank or trust company

     - State-chartered savings bank and loan association

     - Foreign bank having a U.S. correspondent bank

     - Participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

     - A notary public cannot provide a signature guarantee.

     You may need to include additional items with your request if:

     - the shares are held by a corporation, a partnership, trustee or executor

     - the redemption is requested by someone other than the shareholder of record.

AUTOMATIC WITHDRAWAL PLAN

     This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

     - Make sure you have at least $5,000 worth of shares in your account.

     - Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be in an amount not less than $50.

     - Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     - Fill out the relevant part of the account application and give it to your financial intermediary. To add an automatic withdrawal plan to an existing account, contact your dealer or other financial intermediary.

TRANSACTION POLICIES

     Buy and sell prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV.

     Execution of requests. The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received in proper form by your financial intermediary.

     At the times of unusual activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer (but not longer than seven days), as allowed by federal securities laws.

     Certificated shares. Most shares are electronically recorded. If you wish to have certificates for your shares, please request certificates from your financial intermediary. Certificated shares can only be sold by returning the certificates to your financial intermediary, along with a letter of instruction or a stock power and a signature guarantee for a sale in an amount that is more than $25,000.

     Sales in advance of purchase payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

     Automatic Redemption. If the balance in your account falls below $500 due to withdrawals (and not due to market conditions), your account may be automatically closed by the Fund if you do not cause the balance to go above $500 within 60 days. Notice of such automatic redemption will be provided in advance of such redemption.

     Redemption In Kind. The Fund may, if it is deemed to be in the best interests of the Fund's shareholders, pay the redemption price for redeeming shares of the Fund in whole or in part by the distribution of securities held by the Fund instead of paying the redemption price in cash.

     Information Regarding Market Timing and Excessive Trading. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and adversely affect other shareholders of the Fund. The relatively stable prices of municipal bonds and the imposition of a sales charge on purchases of Fund shares significantly reduce the ability to profit from market timing strategies through the purchase and sale of Fund shares, and therefore, the risk that the Fund will be utilized for such purposes. Accordingly, the Board has determined that specific procedures to restrict share purchases and redemptions are not necessary at this time. The Fund's transfer agent tracks and monitors trading patterns as part of the Fund's Anti-Money Laundering Program. The transfer agent sends bi-monthly reports to the Fund which identify any abnormal trading activity or patterns. To date the Fund has not identified any abnormal trading activity indicating market timing or excessive trading. The Board of Trustees regularly reviews its policies and procedures and will adopt specific policies to address these activities if it determines such policies are necessary or appropriate.

                             MANAGEMENT OF THE FUND

     The Fund's board of trustees oversees the Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

     Van Liew Capital Inc., One Regency Plaza, Suite One, Providence, Rhode Island, serves as the adviser to the Fund and supervises the investment program and the portfolio. Van Liew has been a registered investment adviser in Rhode Island since 1984 and advises individuals, charities, financial institutions and pension plans. For a discussion regarding the basis of the board of trustees approval of the Fund's investment advisory arrangement, see the Fund's most recent semi-annual report to shareholders covering the period ending on April 30, 2007.

     Joseph J. Healy, CFA and Samuel H. Hallowell, Jr. serve as co-managers of the Fund's portfolio, and share responsibility for managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. Mr. Healy, who was elected as a Vice President of the Fund in 1996, joined the adviser in 1992. Prior thereto, he was a Senior International Mutual Fund Accountant with The Boston Company Advisors, Inc. Mr. Healy is responsible for the management, marketing and administration of the Fund and functions as the primary trader for the adviser of fixed income and equity securities while overseeing the firm's trading compliance practices as Executive Representative to the NASD. Mr. Healy has a BS from Boston College in Finance and Marketing and holds NASD Series 7, 24, 63 and 65 licenses.

     Samuel H. Hallowell, Jr. has been a Vice President of the Fund since its inception in December 1986 and the adviser since June 1992. He is a founding Partner of the adviser and Vice President of Van Liew Trust Company. With over 25 years experience in the investment business Mr. Hallowell previously served as a Senior Portfolio Manager and Vice President at Rhode Island Hospital Trust National Bank.

     The SAI provides additional information about the compensation of Messrs. Healy and Hallowell, other accounts managed by them and their ownership of Fund shares.

     Management Fees. Management fees that will be paid to the investment adviser by the Fund with respect to the Class I Shares are as follows: .60 of 1% for the first $200 million of average net assets and .50 of 1% of average net assets above $200 million. Management fees with respect to the Class A Shares are provided for information purposes only because similar information does not exist for the Class I Shares which are offered by this Prospectus. The management fees paid to the investment adviser by the Fund with respect to the Class A Shares last year are as follows: .60 of 1% for the first $200 million of average net assets and .50 of 1% of average net assets above $200 million. For the fiscal year ended October 31, 2007, the Fund paid the Adviser $144,099, which is 0.60% of the Fund's average net assets with respect to the Class A Shares. Of that amount, $84,058 represents the advisory fee and $60,041 represents administrative fees. Such fees shall be calculated based on the total net assets of the Fund.

                          DIVIDENDS AND TAX INFORMATION

     Dividends and Distributions. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually, typically after the end of the Fund's fiscal year. Most of the Fund's dividends are income dividends. Your dividends begin accruing the day after payment is received by the Fund and continue through the day your shares are actually sold.

     Dividend reinvestments. Most investors have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

     Taxability of dividends. As long as the Fund meets the requirements for being a tax-qualified regulated investment company, which the Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

     The Fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as "exempt-interest dividends." However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders' alternative minimum tax.

     The Fund may invest a portion of its assets in securities the income from which is not exempt from Federal or Rhode Island income tax. Any distributions which do not qualify as "exempt-interest dividends" may be subject to Federal or state income tax, whether received in cash or reinvested in additional shares of the Fund.

     Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains may be taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund's holding period.

     The Fund intends to comply with certain state tax requirements so that its income dividends generally will be exempt from Rhode Island state personal income tax. Dividends paid by the Fund to shareholders who are not Rhode Island residents may be subject to other state and local taxes.

     The tax information that is mailed to you every January details your dividends and their Federal tax category, although you should verify your tax liability with your tax professional.

     Taxability of transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 PRIVACY NOTICE

     Ocean State Tax Exempt Fund has always been committed to ensuring your financial privacy. Although we may collect certain nonpublic personal information about you, we do not sell personal information to anyone. We recognize and respect the privacy of our customers. Our privacy policy applies equally to former customers and persons who inquire about the Fund. We have in effect the following policy with respect to nonpublic personal information about our customers.

     - Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For information about our privacy policies, call (401)-272-2510.

                                         OCEAN STATE TAX-EXEMPT FUND ("THE FUND")
                                               C/O PFPC, INC. ("THE AGENT")
                                                       P.O. BOX 9839
a.  APPLICATION FOR CLASS I                        PROVIDENCE, RI 02903
    SHARES ONLY  PLEASE PRINT CLEARLY



--------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION:

--------------------------------------------------------------------------------
COMPLETE ONLY THE APPLICABLE SECTIONS WHICH WILL TELL US HOW YOUR ACCOUNT SHOULD BE REGISTERED.




[ ]   Individual
      (and)


----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)


----------------------------------------------------        ----------------------------------------------------------------------
      (Date of Birth)                                             (Occupation)

----------------------------------------        ----------------------------------------------------
(Fi-  (Last Name)                                                 Soc. Sec. No.(1)
rst
Nam-
e)

                                                                   %
----  ----------------                                ----------
      (Occupation)                         Highest Marginal Federal Tax Rate







[ ]   Joint
      Registrant
      (if any)(2)







----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)


----------------------------------------------------        ----------------------------------------------------------------------
      (Date of Birth)                                             (Occupation)
(1)Social Security Numbers are needed for all record holders.
(2)The account registration will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.




----------------------------------------        ----------------------------------------------------
(Fi-  (Last Name)                                                   Soc. Sec. No.
rst
Nam-
e)

                                                                   %
----  ----------------                                ----------
      (Occupation)                         Highest Marginal Federal Tax Rate
(1)Social Security Numbers are needed for all
   record holders.
(2)The account registration will be joint
   tenants with right of survivorship and not
   tenants in common unless tenants in common
   or community property registrations are
   requested.







[ ]   Gifts to
      Minors





Name of Adult Custodian (Only 1 permitted):


----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)
Name of Minor (Only 1 permitted):


----------------------------------------------------------------------------------------------------------------------------------
(First Name)                                    (Middle Initial)                                                  (Last Name)

                                                                                                               Uniform Gifts to
----------------------------------------------------------------------------------------------------------        Minors Act
(Name of State)


Name
  of
  A-
  d-
  u-
  lt
  C-
  u-
  s-
  t-
  o-
  d-
  i-
  an
  (-
  O-
  n-
  ly
  1
  p-
  e-
  r-
  m-
  i-
  t-
  t-
  e-
  d-
  ):

                                                       as Custodian for
----------------------------------------------------
(Fi-  (Last Name)
rst
Nam-
e)
Name
  of
  M-
  i-
  n-
  or
  (-
  O-
  n-
  ly
  1
  p-
  e-
  r-
  m-
  i-
  t-
  t-
  e-
  d-
  ):

                                                                          under the
----------------------------------------------------------------
(Fi-  (Last Name)
rst
Nam-
e)

             Uniform Gifts to Minors Act
----                                            ----------------------------------------------------
(Na-                                                         Minor's Soc. Sec. No.
me
of
Sta-
te)





[ ]   Corporations
      Partnerships
      Trusts &
      Others




--------------------------------------------------------------------------------------------------------------

(Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing
Plan or Trust may be registered in the name of the Plan or Trust itself.)

PLEASE INDICATE TYPE OF ORGANIZATION:
                                                    ----------------------------------------------------------
                                                                     (Taxpayer I.D. No.)


[ ]  Corporation     [ ]  Partnership     [ ]  Trust     [ ]  Other ------------

2.  ADDRESS:

--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
(Street Address)


----------------------------------------------------------------------------------------------------------------------------------
(City)                                                                              (State)


----------------------------------------------------------------------------------
(Area Code)                   (Daytime Tel.)




----------------------------------------------------------------
(Street Address)


----------------------------------------------------------------
(Ci-  (St-  (Zip)
ty)   ate)


----
(Ar-
ea
Cod-
e)



Citizen or resident of:  [ ] U.S.   [ ] Other        _         Check here  [ ]  If you are a non-U.S. Citizen or
                                                                                resident and not subject to
                                                 (specify)                      back-up withholding (See
                                                                                certification in 11 below.)


3.  AMOUNT OF INVESTMENT:

--------------------------------------------------------------------------------

                                                   MINIMUM INITIAL INVESTMENT $1,000
                                                   Enclose check payable to: Ocean State Tax-
AMOUNT OF INVESTMENT     $                         Exempt Fund



[ ] Please check here if establishing an Automatic Withdrawal Plan (minimum investment $5,000) and complete Section 6 of this Application.

4. DIVIDEND AND DISTRIBUTION INSTRUCTIONS: (Dividends and Capital Gains will be reinvested unless indicated otherwise)

--------------------------------------------------------------------------------

Dividends are to be:  [ ] Reinvested  [ ] Paid in cash*            Capital Gains
Distributions are to be:  [ ] Reinvested  [ ] Paid in cash
* For cash dividends, please choose one of the following options:

_________ Deposit directly into my/our Financial Institution Account. Attached is a preprinted deposit slip or voided check showing the Financial Institution Account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)

_________ Mail check to address listed in Step 2.

5.  SYSTEMATIC INVESTMENT PLAN:
-----------------------------------------------


The Systematic Investment Plan, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund. A $250 minimum initial investment is required.


Please   $ -------  from my checking account (named in Section 6) on or about
  debit             the 20th of the month.
            $100
          Minimum




[ ] Monthly          [ ] Every alternate
[ ] Quarterly            month
                     [ ] Other -----------

--------------- Start Month.



If you are applying for the Systematic Investment Plan, please attach a deposit slip or voided check. If you are applying for the Systematic Investment Plan, you must also complete Section 6 of this Application.


6.  AUTOMATIC WITHDRAWAL PLAN:
----------------------------------------------


Please establish an Automatic Withdrawal Plan for this account, subject to the terms of such Plan as set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then Net Asset Value, in accordance with the terms below:

Dollar Amount of              begin-            Payments to be made: [ ] Monthly
  each withdrawal   $ ------  ning    --------  or [ ] Quarterly.
                      (Mini-
                      mum:             (Month)
                      $50)             (Year)


Checks should be made payable to (if check is payable to a bank for your commercial bank account, indicate bank name, address and your account number):



                                            ---------------------------------
------------------------------------------
(First Name)     (Middle Initial)    (Last  (Bank Name and Address)
            Name)
------------------------------------------  ---------------------------------

(Street)

------------------------------------------  ---------------------------------

(City)      (State)      (Zip)

                                            ---------------------------------

                                            (Bank Account Number)



7.  TELEPHONE REDEMPTION:
-----------------------------------------


When shares are redeemed by telephone or wire, please wire redemption proceeds of $1,000 or more in Federal funds to my (our) commercial bank account which must be in the same name as this Fund account is registered. (Please attach a deposit slip or voided check.)


                                           ----------------   ----------------
-----------------------------------------

Name of Bank                               Bank a/c no.       Bank ABA no.

-----------------------------------------  -----------------------------------

Street                                     Cit-
                                           y                              Sta-
                                           te                              Zip

8.  SIGNATURE(S):
--------------------------------------------------------------------------------
The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms. The undersigned authorizes the Fund and its agents to act upon the instructions for the features that have been selected above. The Agent will not be liable for acting upon instructions it believes are genuine. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided; or
(b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.



                             -------------------------    ---------------
-------------------------

Individual (or Custodian)     Joint Registrant, if any          Date

-------------------------    -------------------------    ---------------

Corporate Officer,                     Title                    Date
  Partner, Trustee, etc.



9. FINANCIAL INTERMEDIARY: (IMPORTANT--TO BE COMPLETED BY FINANCIAL
INTERMEDIARY):
--------------------------------------------------------------------------------


                                           -----------------------------------------
-----------------------------------------

Name of Financial Intermediary             Branch #/Rep. #/Name

-----------------------------------------  -----------------------------------------

Address

(     )
-----------------------------------------  -----------------------------------------
Area Code       Telephone                  Financial Intermediary/Branch
                                           Office--City & State (if applicable)



10. IMPORTANT INFORMATION ABOUT TAXPAYER IDENTIFICATION NUMBERS:
--------------------------------------------------------------------------------

Because of requirements under the Internal Revenue Code, we must be certain that we have a record of your correct Social Security Number or other Taxpayer Identification Number. If you have not certified that you have provided us with the correct number, your account will be subject to special Federal income tax withholding (called "backup withholding"); the law will then require us to withhold 30% of each taxable dividend or capital gain distribution paid to you in cash or reinvested in your account and will require us to withhold 30% of any liquidation or the amount you exchange to establish a new account. The amount withheld is paid to the Internal Revenue Service ("I.R.S.") toward the amount of Federal income taxes you owe. The Fund will not return to you an amount withheld due to your failure to provide a correct certified number. In addition, you may be subject to a $50 I.R.S. penalty. Therefore please include your correct Social Security Number or Taxpayer Identification Number. The appropriate taxpayer identification number must be inserted on the application in the space provided.

The following sets forth examples of what identification number to list:

Type of Account Registration              Taxpayer Number to be Used
-----------------------------------------------------------------------
Individual Account                        Social Security Number of
                                          Applicant
Joint Account                             Social Security Number of
                                          Person Reporting Tax
Custodian Account for a Minor             Social Security Number of
                                          Minor
Corporation, Partnership, Trust           Employer Identification
  Estate, Pension Trust, Broker, etc.     Number
Nonresident Alien                         None Required

b.  SYSTEMATIC INVESTMENT PLAN PROVISIONS/DEPOSITOR'S
    AUTHORIZATION TO HONOR DEBITS
--------------------------------------------------------------------------------


    IF YOU SELECTED SYSTEMATIC INVESTMENT YOU MUST ALSO COMPLETE THIS SECTION

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by PFPC, Inc., the Agent, and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

The undersigned acknowledges that in connection with a Systematic Investment, if his/her account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in his/her Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. The undersigned authorizes the Fund and its agents to correct any transfer error by a debit or credit to his/her Financial Institution account and/or Fund account and to charge the account for any related charges.

I/We understand that this authority will remain in effect until you received my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.


Financial Institution Account Number ----------------------------------------------------------------

Name and Address           Name of Financial Institution --------------------------------------------
where my/our account
is maintained              Street Address -----------------------------------------------------------

                           City -----------------------------------  State ---------  Zip -----------


Name(s) and Signature(s)
                           ---------------------------------------------------
of Depositor(s) as they                       (Please Print)
appear where account       X                                                           --------------
                           ---------------------------------------------------
is registered                                  (Signature)                                 (Date)

                           ---------------------------------------------------
                                              (Please Print)
                           X
                                                                                       --------------
                           ---------------------------------------------------
                                               (Signature)                                 (Date)




                            INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, the Agent agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

c.  AUTOMATIC WITHDRAWAL PLAN PROVISIONS
--------------------------------------------------------------------------------
By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.
      1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

      2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificates may be held under the Plan.

      3. Dividends and distributions will be reinvested in shares of the Fund at Net Asset Value.

      4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

      5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two week's time in mailing such notification before the requested change can be put into effect.

      6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

      7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

      8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

      9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

d.  BUSINESS CONTINUATION PLAN SUMMARY
--------------------------------------------------------------------------------
Van Liew Securities, Inc., distributor of the Ocean State Tax Exempt Fund, has established a Business Continuity Plan in case of a future Significant Business Disruption (SBD). The firm's policy is to respond to a SBD by safeguarding employees' lives and firm property, making a financial and operational assessment, quickly recovering and resuming operations, protecting all of the firm's books and records, and allowing our customers to transact business. In the event that we determine we are unable to continue our business, we will assure customers prompt access to their funds and securities. A copy of the firm's Business Continuity Plan is available upon request.

Van Liew Securities, Inc. has developed a plan which addresses events of varying scope. The Ocean State Tax Exempt Fund is the only product offered by Van Liew Securities, Inc.

Specific Scenarios of Varying Severity:

     For firm-only Business disruptions, single-building disruptions, disruptions to a business district, city-wide business disruptions or regional disruptions -- any Ocean State Tax Exempt Fund or Van Liew Securities, Inc. client can transact directly with the transfer agent of the Ocean State Tax Exempt Fund, PFPC Inc., at 1-800-992-2207 if unable to reach Van Liew Securities, Inc. at the phone numbers below.

Van Liew Securities, Inc. plans to immediately continue business during any of the above scenarios at our off-site location. However, any client will be able to transact business through the transfer agent of the Fund, PFPC, Inc.

If you have any question regarding this business continuation plan summary please contact Joseph J. Healy of Van Liew Securities, Inc. at 401-272-2510.

DISTRIBUTOR

    Van Liew Securities Inc.
    One Regency Plaza, Suite One
    Providence, Rhode Island 02903

TRANSFER AGENT

    PFPC, Inc.
    101 Sabin Street
    Pawtucket, Rhode Island 02860-1427

INVESTMENT ADVISER

    Van Liew Capital Inc.
    One Regency Plaza, Suite One
    Providence, Rhode Island 02903

CUSTODIAN

    PFPC Trust Company
    Airport Business Center
    200 Stevens Drive, Suite 440
    Lester, PA 19113

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    Ernst & Young LLP
    200 Clarendon Street
    Boston, MA 02116

COUNSEL

    Hinckley, Allen & Snyder LLP
    50 Kennedy Plaza, Suite 1500
    Providence, Rhode Island 02903

\Ocean State Tax Exempt Fund Logo\

FOR MORE INFORMATION, PLEASE CONSULT:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

     Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, including discussion of market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year, and the independent auditor's report (for the annual statement only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     Contains more detailed information on all aspects of the Fund. The current annual/semiannual report is included in the SAI, has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

     The Fund does not have an Internet Website and, accordingly, does not make copies of its reports to shareholders or SAI available in this manner.

     To request a free copy of the current annual/semiannual report or SAI, or for information on buying or selling shares, please write or call:

    Van Liew Securities Inc.
    Attn: Ocean State Tax-Exempt Fund
    One Regency Plaza, Suite One
    Providence, Rhode Island 02903
    1-800-300-1116 or 401-421-1411

     For shareholder and other inquiries about the Fund, please call: 1-800-992-2207.

     You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.
C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You may also write the Public Reference Section of the Commission, Washington, D. C. 20459 and request copies of the Fund's information for a fee. You may also obtain reports and other information about the Fund by calling the Commission at 202-942-8090 or accessing the Commission's web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                                                   SEC #811-4788

                       (OCEAN STATE TAX-EXEMPT FUND LOGO)
                       STATEMENT OF ADDITIONAL INFORMATION
                           OCEAN STATE TAX-EXEMPT FUND
                                ONE REGENCY PLAZA
                         PROVIDENCE, RHODE ISLAND 02903

                                  401-421-1411
                                 1-800-300-1116

                                                                   MARCH 1, 2008

     This Statement of Additional Information ("Additional Statement") is not a Prospectus. There are two Prospectuses for the Fund. The Prospectus that describes the Front-Payment Class, or Class A, Shares of the Fund ("Class A Shares") and the Prospectus that describes the Financial Intermediary Class, or Class I, Shares of the Fund ("Class I Shares") is each dated March 1, 2007. References in the Additional Statement to "The Prospectus" refer to either one of these Prospectuses. This Additional Statement should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained by written request to the Fund's transfer agent, PFPC, Inc. by writing to the transfer agent at: P.O. Box 9839, Providence Rhode Island 02940-8039, or by calling it at the following number:


                            Toll free 1-800-992-2207
or by written request to Van Liew Securities Inc., the Fund's Distributor, One
                                 Regency Plaza,
                         Providence, Rhode Island 02903.

                                TABLE OF CONTENTS

Description of the Fund and its Investments and Risks...................    3
Yield Information.......................................................   12
Limitation of Redemptions in Kind.......................................   13
Portfolio Holdings Disclosure...........................................   13
Trustees and Officers...................................................   14
Trustee Ownership Table.................................................   18
Compensation Table......................................................   19
Control Persons and Principal Holders of Securities.....................   19
Portfolio Managers......................................................   19
Investment Advisory and Other Services..................................   20
Distribution Arrangements...............................................   22
Brokerage Allocation and Other Practices................................   25
Computation of Net Asset Value..........................................   26
Tax Information.........................................................   28
Fund History And Description of the Fund................................   30
Financial Statements....................................................   32
Appendix A..............................................................   33

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

     The principal investment objective, strategies, risks and policies of the Fund are described in the Prospectus, which refers to the matters described below.

INVESTMENT OF THE FUND'S ASSETS

     In seeking its objective of providing as high a level of current income which is exempt from both Rhode Island and Federal income taxes as is consistent with the preservation of capital, the Fund will invest primarily in Rhode Island Obligations (as defined below). There is no assurance that the Fund will achieve this objective. However, this objective is a fundamental policy of the Fund which may not be changed without the approval of the holders of a majority (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund's outstanding shares. Subject to the limitations set forth below, the Fund may also invest in Taxable Short-Term Obligations (see below), in Municipal Bond Index Futures (see below) for protective (hedging) purposes and in Non-Rhode Island Obligations (see below) for temporary defensive purposes.

     As used in the Prospectus and this Additional Statement, the term "Rhode Island Obligations" means obligations, including those of non-Rhode Island issuers of any maturity which pay interest exempt, in the opinion of bond counsel, from Rhode Island State and Federal income taxes. (The non-Rhode Island issuers the interest on which is so exempt under present law, in the opinion of counsel, are Guam, Puerto Rico and the Virgin Islands.) The Rhode Island Obligations which the Fund will purchase must, at the time of purchase, either
(i) be rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"); or (ii) if unrated, be judged by Van Liew Capital Inc. (the "Adviser") to be of comparable quality to municipal obligations so rated. Municipal Obligations rated in the fourth highest grade are considered by such rating agencies to be of medium quality and have speculative characteristics and thus may present investment risks not present in more highly rated obligations. For example, the prices of such bonds tend to be more sensitive to economic changes and other circumstances than higher-rated investments which are affected primarily by interest rate changes since adverse economic conditions are more likely to adversely affect the issuer's capacity to meet its payment obligations. It is the policy of the Fund to dispose of an Obligation held by the Fund if its rating drops below the fourth highest grade, unless the Adviser determines that the decline in rating is temporary and immediate disposition of the bond would not be in the best interests of the Fund. See Appendix A to this Additional Statement for further information as to these ratings.

     The Fund may purchase industrial development bonds only if they meet the definition of Rhode Island Obligations, i.e., the interest on them is exempt from Rhode Island State and Federal income taxes. However, since the interest on newly issued private activity bonds is an item of "tax preference" subject to the Federal alternative minimum tax for individuals and corporations, such bonds ("AMT Obligations") shall not be included in the term "Rhode Island Obligations" for purposes of calculating the percentage of the Fund's net assets so invested. See "Tax Information".

     The Fund may invest in Rhode Island Obligations with demand features, including variable rate demand notes which meet the quality standards set forth above. Although there may be no active secondary market with respect to a particular variable rate demand note purchased by the Fund, the Fund may, upon notice specified in the note, demand payment in full of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the variable rate demand note in the event the issuer of the note defaulted on its payment obligation, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

     The "Taxable Short-Term Obligations" which the Fund may purchase are obligations maturing in one year or less from the date of purchase by the Fund and which are either (i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); (ii) commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P (see Appendix A to this Additional Statement); or (iii) bank obligations, such as certificates of deposit, bankers acceptances and fixed time deposits, issued by a domestic bank subject to regulation by the U.S. Government having total assets of at least $1.5 billion. For instance, the Fund might choose to invest in Taxable Short-Term Obligations pending investment in Rhode Island Obligations of the proceeds of the sale of shares or the sale of Rhode Island Obligations, pending settlement of purchases of Rhode Island Obligations or if it is attempting to maintain liquidity to meet anticipated redemptions.

     Under normal market conditions the Fund will invest at least 80% of its net assets in Rhode Island Obligations and may not purchase Taxable Short-Term Obligations if thereafter more than 20% of its total assets would consist of Taxable Short-Term Obligations, AMT Obligations and cash. However, the Fund may temporarily invest more than 20% of its total assets in Taxable Short-Term Obligations, AMT Obligations, and municipal obligations which pay interest which is exempt from Federal, but not Rhode Island, income tax ("Non-Rhode Island Obligations") as a "defensive" measure during times of adverse market conditions affecting the market for Rhode Island Obligations, i.e., unavailability of suitable Rhode Island Obligations or in anticipation of a decline or possible decline in the value of Rhode Island Obligations. The Fund may also enter into repurchase agreements as to Taxable Short-Term Obligations; see "Repurchase Agreements" below.

RHODE ISLAND OBLIGATIONS

     Rhode Island Obligations are a type of municipal obligation. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less while municipal bonds have extended maturities. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities.

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and are not payable from the unrestricted revenues of the municipal issuer, but from the revenues derived from payments of the private user. Therefore, these bonds may present greater investment risks than securities issued by government subdivisions. The Fund's ability to meet its objectives depends on the ability of the various issuers to meet their scheduled payments of principal and interest, and the pledge, if any, of real and personal property so financed as security for such payment. Under the Internal Revenue Code (the "Code") the interest on certain such bonds is taxable while the interest on certain other such bonds is exempt from Federal income taxes. The Fund will invest in such bonds only if the interest is so tax free to the Fund. See "Tax Information".

     Since the Fund may invest in industrial development bonds, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or for investors who are "related persons". Generally, an individual will not be a "related person" under the Code unless such investor or his immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent in the value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from proceeds of "industrial development bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of (a) facility" financed from the proceeds of industrial development bonds.

     Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio would be affected. In that event the fund would reevaluate its investment policies and restrictions and consider recommending to its shareholders changes in both.

U.S. GOVERNMENT SECURITIES

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian-American Development Bank, and the International Bank for Reconstruction and Development.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of agencies and instrumentalities only if the Adviser is satisfied that the credit risk involved is minimal.

WHEN-ISSUED AND DELAYED DELIVERY OBLIGATIONS

     The Fund may buy Rhode Island and other Obligations on a when-issued or delayed delivery basis when it has the intention of acquiring them. Rhode Island Obligations so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price. The purchase price and the interest rate payable on the Obligations are fixed on the transaction date. At the time the Fund makes the commitment to purchase Obligations on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value each day of such Obligations in determining its net asset value. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the Obligations. To facilitate such acquisitions, the Fund will maintain with PFPC Trust Company (the "Custodian") a separate account with portfolio Obligations in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its commitments by selling the Obligations held in the separate account and/or from cash flow. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments. If the Fund chooses to dispose of the right to acquire a when-issued Obligation prior to its acquisition, it could incur a short-term gain or loss due to market fluctuation.

REPURCHASE AGREEMENTS

     The Fund may purchase securities (limited to Taxable Short-Term Obligations) subject to repurchase agreements. Income from repurchase agreements is taxable and therefore is not included in the "exempt-interest" dividends which the Fund will pay; see " Tax Information". Repurchase agreements may be entered into only with commercial banks or broker -dealers. A repurchase agreement occurs when, at the time the Fund purchases a security, the Fund also resells it to the vendor and must deliver the security (or securities substituted for it) to the vendor on an agreed-upon date in the future (the "Resold Securities"). The Resold Securities will be held by the Custodian. The resale price is higher than the purchase price, reflecting an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale usually occurs within one to five days of the purchase.

     Repurchase agreements may be considered loans "collateralized" by the Resold Securities (such agreements being defined as "loans" in the 1940 Act). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. Additionally, the Adviser will regularly review the financial strength of all vendors of repurchase agreements to the Fund.

LOAN OF PORTFOLIO SECURITIES

     The Fund may lend its Obligations on a short or long term basis to broker-dealers, banks or certain other financial institutions if: (i) the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines"); and (ii) after any loan, the value of the Obligations loaned does not exceed 10% of the value of its total assets. The financial institutions other than broker-dealers or banks to which the Fund can lend its Obligations are limited to "accredited investors" such as insurance companies, investment companies and certain employee benefit plans. Under the present Guidelines, the loan collateral must at least equal the value of the loaned obligations and must consist of cash, bank letters of credit or U.S. Government Securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing banks would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral.

     The Fund receives amounts equal to the interest or other distributions on loaned obligations and also receives one or more of the negotiated loan fees, interest on obligations used as collateral or interest on the securities purchased with such collateral, either of which type interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Fund. The terms of the Fund's loans will meet certain tests under the Code and permit the Fund to terminate the loan and reacquire loaned securities on five days' notice.

RATINGS

     The ratings assigned by Moody's or S&P represent their respective opinions of the quality of the municipal bonds and notes and Short-Term Taxable Obligations which they undertake to rate. Consequently, obligations with the same maturity, stated interest rate and rating may have different yields, while obligations of the same maturity and stated interest rate with different ratings may have the same yield. See Appendix A to this Additional Statement for further information about the ratings of Moody's and S&P as to the various rated Rhode Island Obligations, Non-Rhode Island Obligations and Short-Term Taxable Obligations which the Fund may purchase.

LIMITATION TO 10% AS TO CERTAIN INVESTMENTS

     The Fund may not make certain investments if more than 10% of its net assets would consist of (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons; and (iv) securities for which market quotations are not readily available. However, this 10% limit does not include any obligations having minimal credit risks in the opinion of the Adviser and which are payable at principal amount plus accrued interest on demand or within seven days after demand.

FACTORS WHICH MAY AFFECT THE VALUE OF THE FUND'S INVESTMENT AND YIELD

     The value of the Rhode Island Obligations, Non-Rhode Island Obligations and Short-Term Taxable Obligations in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Fund buys Obligations, the value of the Obligations may go down; if these rates go down, the value of the Obligations may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term Obligations than on long-term Obligations. Long-term Obligations (which often have higher yields) may fluctuate in value more than short-term ones.

     Furthermore, approximately 80% of the Obligations in the Fund's portfolio are buoyed by credit enhancements in the form of insurance and letters of credit. Many of the companies that provide these credit enhancements may be affected by the downturn in the sub-prime mortgage lending market in the United States. Sub-prime loans have higher defaults and losses than prime loans. Sub-prime loans also have higher serious delinquency rates than prime loans. The increased defaults over the past year on sub-prime loans have impacted the financial status of various of the companies providing credit enhancements (i.e. bond insurers and banks) which, in turn, can adversely impact the credit rating of certain of the Obligations held by the Fund and, potentially, these companies' ability to pay upon a default by the issuer of the Obligations. These consequences can effect the value of the Obligations held by the Fund.

ECONOMIC FACTORS AFFECTING RHODE ISLAND AND PUERTO RICO

     The structure of the Rhode Island economy has changed dramatically over the past decade from a manufacturing based economy to being dominated by health services and tourism, with health services being the largest industry sector in Rhode Island. Below the level of state government, Rhode Island is divided into 39 cities and towns which exercise the functions of local general government. As provided in the State Constitution, these municipalities have the right of self government in all local matters by adopting a "home rule" charter. Every city or town, however, has the power to levy, assess and collect taxes or borrow money, only as specifically authorized by the General Assembly. Legislation enacted in 1985 limits tax levy or rate increases of greater than 5 1/2% over the previous year. However, tax levy or rate increases of greater than 5 1/2% are permitted in the event that debt service costs on present and future general obligation debt increase at a rate greater than 5 1/2%. This limitation may also be exceeded in the event of loss of non-property tax revenue certified by the State Department of Administration, or in the event of an emergency situation certified by the State Auditor General. In addition, State statutes require every city and town to adopt a balanced budget for each fiscal year. Local governments rely principally upon state aid, general real and tangible personal property taxes and automobile excise taxes (currently being phased out pursuant to a State mandate) for revenue.

     Of concern to the State and its cities and towns is the rapid increase in health and other benefit costs, personnel costs, and the slowing housing markets. Also of concern is the level of spending growth and projected out-year deficits and related fiscal implications.

     Like much of the nation, until recently, Rhode Island experienced rapid appreciation in median home prices. Over calendar year 2005, the median home sales price of existing single-family homes rose 7.5% in Rhode Island. In recent history, this property tax base allowed cities and towns more flexibility in increasing revenue to meet debt and other financial obligations. The rate of home price appreciation, however, has slowed steadily since 2005. As of August, 2007, prices of single-family houses in Rhode Island had declined during twelve of the previous thirteen months. The median price of a single-family house in August dipped 5.6% compared with August, 2006 while sales of single family houses declined 11.7% during that same time period. The inventory of unsold single-family houses climbed to about a 10-month supply as of the last week in August 2007.

     In addition to the loss of property tax revenues from the slowing housing market, rising costs and spending growth are causing shortfalls in the State budget projections. Based on recent forecasts, the State is projecting a budget shortfall of approximately $152 million for the fiscal year ending June 30, 2008 and a shortfall of approximately $384 million for the 2009 fiscal year, against a State funded budget of $3.4 billion.

     To address these shortfalls, the Governor proposes a $131 million year-over-year reduction in expenditures for the 2009 fiscal year versus enacted expenditures for the 2008 fiscal year budget, amounting to a 3.8% reduction in total general fund expenditures. The Governor's budget proposals include a reduction in force of approximately 1,000 full-time equivalent state employees, modifications to state employee health and pension benefits, consolidation of state agencies, privatization of certain state functions, eligibility restrictions in Medicare and other social service programs, reductions in state aid to cities and towns, and a cap on historic preservation tax credits. Although not part of the Governor's proposal, the Rhode Island General Assembly may impose tax increases on both individuals and businesses to close the budget gap, including modifications to the state capital gains tax, sales tax, and income tax on individuals. The proposed reduction in state aid to cities and towns in Rhode Island may also lead to local property tax increases or reductions in municipal services.

     A reduction in state aid to cities and towns could adversely affect such municipalities' ability to pay its debt obligations which in turn could adversely affect such municipalities' credit rating. These consequences can adversely affect the value of the Obligations held by the Fund.

     Since November 2005, Standard and Poor's Corporation has maintained an "AA" rating of general obligation bonds issued by the State. Fitch Investor's Service also maintains an "AA" rating for the State while Moody's has maintained an "Aa3" rating since September 1999. All three ratings were affirmed in August 2007.

     The Commonwealth of Puerto Rico (the "Commonwealth") draws its revenue from income taxes, excise taxes, property taxes, licenses, Federal taxes returned to the Commonwealth and Federal grants. In the period since 1950, the Commonwealth has transformed itself from an essentially agrarian economy to one centered on manufacturing and services. Pharmaceutical, apparel, and electronics industries have been the most important, along with the manufacturing of machinery, chemicals, and plastics, and oil refining. Livestock raising (for meat and dairy production) has surpassed the growing of sugarcane as the chief agricultural pursuit in Puerto Rico and coffee, tobacco, and fruits and vegetables are other leading crops. The Commonwealth's economic growth has been funded largely through bond issuance and the use of surplus funds, resulting in a high debt load. Since the 1991 recession, debt policy has sought to keep the growth of public debt at that of gross domestic product. Over years 1995 to 2000, gross public sector debt increased 48.9% while nominal Gross National Product ("GNP") increased 45.4%. This trend of a higher level of growth of public sector debt over the growth of GNP was due to the increase during 1996-1998 in the amount of debt incurred to finance key infrastructure projects. Since 2000, the Commonwealth has endured ongoing budget concerns which reached a peak in the spring of 2006 when, as a result of diminished operating funds and lack of a current budget (Puerto Rico has been operating off its 2004 budget due to political disagreement on spending plans), the Commonwealth initiated a partial government shutdown which resulted in approximately 95,000 public employees being left out of work for approximately two weeks.

     As a result of the Commonwealth's strained financial condition, ongoing political conflict and lack of agreement regarding the measures necessary to end the government's multi-year trend of financial deterioration, general obligation bonds issued by the Commonwealth carry a Baa3 rating from Moody's Investor Services, the agency's lowest investment grade above junk status. Standard and Poor's Corporation maintains a rating of "BBB" for general obligation bonds issued by the Commonwealth.

     In effort to balance the Commonwealth's budget and address fiscal concerns, the Commonwealth enacted its first ever sales tax which took effect in November 2006. In addition, in the first quarter of 2008, the Commonwealth issued $4.3 billion of Pension Funding Bonds. This bonding program was instituted to address concerns of the unfunded liability of the pension system as disbursements from the system have exceeded contributions and investment income in recent years. Offsetting concerns over the use of bonded debt is the Commonwealth's constitution, which limits general obligation debt to 15% of the average internal revenues received over the past two fiscal years. Over the past decade, the Commonwealth has chosen to use revenues to position itself for future growth rather than increase fund balances and reduce outstanding debt. One reason for this aggressive campaign has been to reduce the effects of the 10- year phase out of Section 936 of the Code which ended December 31, 2005. Section 936 of the Code provided Federal tax incentives for U.S. corporations investing in the Commonwealth and had been responsible for considerable manufacturing development in the Commonwealth over the past two decades. Former "936 companies" have dealt with the phase out of incentives provided by Section 936 by taking advantage of the provisions of the Code dealing with Controlled Foreign Companies ("CFCS"). Under the Code, companies in the Commonwealth can qualify as CFCs and enjoy the same legal protections as those on the U.S. mainland, while at the same time having their profits deferred from U.S. federal taxes until repatriated to the parent company. While possibly not as advantageous as the benefits provided under Section 936, CFC status allows companies doing business in the Commonwealth to defer taxes on their profits until a time that is advantageous to the company.

PORTFOLIO TURNOVER

     A portfolio turnover rate is the percentage of purchases or sales of portfolio securities for a year compared to the monthly average of such securities during the year, excluding certain debt securities. The Fund's portfolio turnover rate is not expected to exceed 100%. For the fiscal year ended October 31, 2007, the portfolio turnover rate of the Fund was 6%.

INVESTMENT RESTRICTIONS

     The Fund has a number of fundamental policies which may not be changed unless the holders of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding shares means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of 50% or more of its shares are so present or represented; or (b) more than 50% of the Fund's outstanding shares.

     1. The Fund invests only in certain limited securities.

     Since the Fund may not buy any securities other than those listed under "Description of the Fund and Its Investments and Risks" in this Additional Statement, the Fund may not buy any voting securities, any commodities or commodity contracts other than Municipal Bond Index Futures, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

     The Fund may not purchase or hold the securities of any issuer if, to its knowledge, Trustees, directors or officers of the Fund or its Adviser individually owning beneficially more than 1/2 of 1% of the securities of that issuer together own in the aggregate more than 5% of such securities.

     The Fund may not buy real estate or non-liquid interests in real estate investment trusts; however, it may buy any securities which it may otherwise buy even though the issuer invests in real estate or has interests in real estate.

     The Fund may not invest in securities which cannot freely be sold for legal reasons.

     2. The Fund does not buy for control.

     The Fund may not invest for the purpose of exercising control over other companies.

     3. The Fund does not sell securities it doesn't own or borrow from brokers to buy securities.

     The Fund may not sell short or buy on margin, but may make margin deposits in connection with the purchase or sale of Municipal Bond Index Futures.

     4. The Fund is not an underwriter.

     The Fund may not engage in the selling of securities to others.

     5. The Fund may not issue senior securities.

     The Fund may not issue senior securities or any shares of beneficial interest having priority over any other class as to distribution of assets or payment of dividends, provided that the Fund may issue additional classes and series of shares to the extent permitted by the 1940 Act.

     6. The Fund has industry investment requirements.

     The Fund may not buy the Obligations of issuers in any one industry if more than 25% of its total assets would then be of issuers of that industry; Rhode Island Obligations and U.S. Government Obligations are not included in this limit. In applying this restriction, the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

     See "Tax Information" for certain diversification requirements under the Code which the Fund intends to meet and as to possible risk factors due to meeting only these diversification requirements.

     7. The Fund can make loans only by lending securities or entering into Repurchase Agreements.

     The Fund can buy those Obligations which it is permitted to buy (see "Description of the Fund and Its Investments and Risks"); this is investing, not making a loan. The Fund may lend its portfolio securities (up to 10% of the value of its total assets) on a collateralized basis to broker-dealers, banks and certain financial institutions, and enter into repurchase agreements (see "Repurchase Agreements" above). The Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. Income from securities loans is taxable and therefore it is not included in the "exempt-interest" dividends which the Fund may pay.

     8. The Fund can only borrow in limited amounts for special purposes.

     The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. The Fund will not borrow to purchase Obligations or to increase its income but only to meet redemptions so that it will not have to sell Obligations to pay for redemptions. Interest on borrowings would reduce the Fund's income. The Fund will not purchase any Obligations while it has any outstanding borrowings which exceed 5% of the value of its total assets.

     The Fund will not invest more than 25% of its total assets in (i) Rhode Island Obligations the interest on which is paid from revenues of similar type projects or (ii) in industrial development bonds unless the Prospectus and/or this Additional Statement are supplemented to reflect the change and to give additional information and current shareholders are also notified of the change.

                                YIELD INFORMATION

     From time to time the Fund may include its yield in advertisements or in information furnished to present or prospective shareholders. The Fund's "current yield" is the net average annualized return without compounding accrued interest income. This is computed by annualizing the Fund's net investment income per share for a recent 30-day (or one month) period divided by the maximum public offering price (including sales charge) on the last day of the period. The yield figure is calculated using certain uniform accounting principles by which discount and premium of debt obligations are amortized into income using the current market value of the obligations. Yield is rounded to 2 decimal places for advertisements and informational purposes. The Fund may also furnish yield information based on the net asset value per share in addition to the maximum public offering price.

     The Fund's "tax-equivalent yield" is computed by dividing that portion of the Fund's current yield which is tax-exempt by a factor equal to 1 minus a stated income tax rate and adding the product to that portion, if any, of the Fund's current yield that is not tax-exempt. The "tax-equivalent yield" reflects the yield a taxable investment would have to achieve in order to equal on an after tax basis a specified tax-exempt yield.

     The current yield for the Fund's Class A Shares for the 30-day period ended October 31, 2007 was 2.19% based on the maximum public offering price (including sales charge) of $10.39 on October 31, 2007. For shareholders with a Federal tax rate of 35%, this represents a tax-equivalent yield of 3.74%. The 30-day yield for the Fund's Class A Shares for such period based on the net asset value of $9.97 on October 31, 2007 was 2.28% (3.90% tax equivalent). There is no information available with respect to the yield of the Class I Shares.

     The Fund's yield varies from time to time depending upon market conditions, the composition of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield and other performance data should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the risks associated with the Fund's investment objectives and policies. At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any past yield will continue. There is no information available with respect to the yield of the Class I Shares.

     Any advertised yield quotation will be accompanied by average annual total returns quotations for 1, 5 and 10 year periods. Average annual total return is calculated by determining the average annual compounded rates of return over the specified periods that would equate a hypothetical initial $1,000 investment at the beginning of the period to the redeemable value at the end of the period. For purposes of the calculation, the maximum sales load (with respect to the Class A Shares) is deducted from the hypothetical $1,000 investment and all dividends and distributions by the Fund (with respect to both the Class A Shares and the Class I Shares) during the period are assumed reinvested in shares at the net asset value per share on the reinvestment dates during the period. The average annual total return of the Fund's Class A Shares based on the maximum public offering price was -2.78% for the fiscal year ended October 31, 2007, 1.69% for the five year period ended October 31, 2007 and 3.11% for the ten year period ended October 31, 2007 Both yield and total return are based on historical earnings and may fluctuate. There is no information available with respect to the yield of the Class I Shares.

                       LIMITATIONS OF REDEMPTIONS IN KIND

     The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value" in the Prospectus and "Computation of Net Asset Value" in this Additional Statement, and such valuation will be made as of the same time the redemption price is determined.

                          PORTFOLIO HOLDINGS DISCLOSURE

     As a municipal bond fund, the turnover rate in the portfolio is low. Consequently, the overall composition of the portfolio is relatively consistent from period to period. According to the Fund's policies and procedures, which are under the purview of the Trustees, the Fund does not make selective disclosure of its portfolio holdings. Upon request for a listing of the Fund's portfolio holdings, the Fund sends a copy of the most recent semi-annual or annual report sent to shareholders. In addition, the Fund sends a list of the portfolio holdings to Standard & Poor's within two weeks following the end of each quarter.

                              TRUSTEES AND OFFICERS

     The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory agreement and its renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan. The Fund's sole standing committee is the Audit Committee, consisting of Michael E. Hogue, who is Chairman of the committee, John H. St. Sauveur, Alfred B. Van Liew and Arthur H. Lathrop. The committee, which met twice during the last fiscal year, has the sole authority to select and retain the independent auditors for the Fund, subject to the authority of the independent trustees under the 1940 Act to approve the selection of the Fund's independent auditors, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. Effective January 1, 2006, the Trustees elected John H. St. Sauveur, a non-interested Trustee (as defined under the 1940 Act), as Chairman of the Board. Mr. Van Liew previously served in such capacity.

     The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. As of December 31, 2007, the Trustees and officers of the Fund owned 9,989.435 Class A Shares representing approximately 0.45% of the outstanding shares of the Fund. The Fund consists of only one portfolio which is overseen by the Trustees.

NAME, ADDRESS AND    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
AGE                      WITH FUND               DURING PAST FIVE YEARS
-----------------    ----------------           -----------------------
INTERESTED
  TRUSTEES(1)
Alfred B. Van Liew  President (since     Managing Partner of the Adviser since
(73)                1987);               1984; Director of the Distributor
One Regency Plaza   Trustee (since       since May 1990; Chairman and Chief
Suite One           1986)                Executive Officer of Van Liew Trust
Providence,                              Company, a Rhode Island chartered
Rhode Island                             trust company; Trustee of Preserve
02903.............                       Rhode Island since 1971; Adviser to
                                         the National Trust for Historic
                                         Preservation since 1983; Trustee of
                                         St. Andrew's School since 1984;
                                         Trustee of The Seamen's Institute,
                                         Newport, Rhode Island since 1994

NAME, ADDRESS AND    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
AGE                      WITH FUND               DURING PAST FIVE YEARS
-----------------    ----------------           -----------------------
NON-INTERESTED TRUSTEES
John St. Sauveur    Chairman (since      Director of the Adviser until 2005;
(72)                2006);               President and CEO, WestBank Realty
219 Great Road      Trustee (since       Corporation; Director, Community
North Smithfield,   1992)                College of Rhode Island Foundation;
Rhode Island                             Chairman, Woonsocket Industrial
02896.............                       Development Corporation; Chairman,
                                         Greater Woonsocket Industrial
                                         Development Foundation; Vice
                                         Chairman, North Smithfield Industrial
                                         Development Commission; a Vice
                                         President and Director, Rhode Island
                                         Chamber of Commerce Federation;
                                         Member, Rhode Island State Job
                                         Training Coordination Council;
                                         Finance Chairman, Landmark Health
                                         System; Trustee, Landmark Medical
                                         Center; Commissioner of the Rhode
                                         Island Resource Recovery Corporation
                                         (1992-present); Chairman, The
                                         Rehabilitation Hospital of Rhode
                                         Island; Director and Corporate
                                         Secretary, Gooding Realty
                                         Corporation.
Mary Ann Altrui     Trustee (since       Former Executive Director of St.
(64)                2001)                Antoine Residence and Villa at St.
10 Rhodes Avenue                         Antoine (1988-2007); Director of
North Smithfield,                        Diocesan Elder Care Services (1997-
Rhode Island                             present); oversight responsibility
02896.............                       for St. Clare Home (a 44-bed nursing
                                         facility in Newport, RI); founding
                                         member with St. Elizabeth Community,
                                         Scandinavian Home, and Steere House
                                         of "CareLink" (a management service
                                         organization incorporated in 1977);
                                         member of American College of Health
                                         Care Administrators; Board member of
                                         Visiting Nursing Services of Greater
                                         Rhode Island; advisory committee
                                         member for the Diocese of Providence,
                                         the State of Rhode Island and the
                                         Nonprofit Association of Facilities
                                         and Services for the Aging; Director
                                         of Landmark Hospital; Director of
                                         Pace Organization (in home elderly
                                         care organization).

NAME, ADDRESS AND    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
AGE                      WITH FUND               DURING PAST FIVE YEARS
-----------------    ----------------           -----------------------
Milton C.           Trustee (since       Private investor since 1989; Director
Bickford, Jr. (76)  1987)                (Chairman 1999-2002) of AAA Southern
147 Beavertail                           New England; Director, AAA Southern
Road                                     New England Bank (1999-2005);
Jamestown,                               Trustee, National Traffic Safety
Rhode Island                             Foundation (1999-2000).
02835.............
Meredith A. Curren  Trustee (since       Chief Executive Officer, Pease &
(48)                2001)                Curren, Inc. (refiners of  precious
1274 Narragansett                        metals) since 1990; Director, Bancorp
Blvd                                     Rhode Island, Inc. and Bank Rhode
Cranston,                                Island; Board Member, Providence
Rhode Island                             Jewelers Club; Board Member,
02905.............                       Providence Chamber of Commerce;
                                         Partner, SVP RI, Social Venture
                                         Partners of RI.; Board Member,
                                         Research Engineering & Manufacturing,
                                         Inc.
Michael E. Hogue    Trustee (since       Managing Partner, eTime (insurance
(64)                1989)                services) (February 2002-present);
116 Chestnut                             President, VIAcorp (financial
Street                                   services) (June 1994-present);
Providence,                              Assistant Professor of Insurance at
Rhode Island                             the Wharton School, University of
02903.............                       Pennsylvania; Trustee Emeritus,
                                         Trinity Repertory Company (1997-
                                         present); President, Jewelry District
                                         Association (1999-present).
Arthur H. Lathrop   Trustee (since       In practice as a Certified Public
(53)                2001)                Accountant (sole proprietor) in
3 Orleans Court                          Westerly, RI (1991-present); Director
Westerly,                                and Audit Committee member, Newport
Rhode Island                             Federal Savings Bank and Newport
02891.............                       Bancorp, Inc. (2005-present); Trustee
                                         and Treasurer, River Bend Cemetery
                                         Company (1990-present); Incorporator,
                                         Community Health Company of Westerly,
                                         Inc. (1989-Present); Incorporator,
                                         Memorial & Library Association of
                                         Westerly (2004-present).

NAME, ADDRESS AND    POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
AGE                      WITH FUND               DURING PAST FIVE YEARS
-----------------    ----------------           -----------------------
Lawrence B. Sadwin  Trustee (since       President, Friends of World Heart
(62)                2001)                Foundation; President , Lifestyle
18 Oyster Point                          Security, LLC (since August 2002),
Warren,                                  Division Marketing Leader for General
Rhode Island                             Electric (2000-2002); Chief Operating
02885.............                       Officer  (1999-2000), Regional
                                         Manager (1998-1999), Recruiter (1997-
                                         1998) and Long Term Care Specialist
                                         (1997) for Travelers/NET Plus, Inc.;
                                         Consultant (1994-1997), MGS Holding
                                         Corporation; Member-At-Large,
                                         National Board of Directors, American
                                         Heart Association; Member, National
                                         Leadership Council, Research America;
                                         Chairman, Landmark Medical Center;
                                         Member and counsel to public
                                         representatives, National Institution
                                         of Health; Chairman, American Heart
                                         Association (2001-2002).


     The officers of the Fund, other than Mr. Van Liew, are listed below.

Samuel H. Hallowell, Jr. (60)   Vice President (since 1989)      Partner of the Adviser and
One Regency Plaza                                                Vice President, Van Liew Trust
Suite One Providence,                                            Company (1984-present);
Rhode Island 02903............                                   Secretary and past Secretary,
                                                                 Audubon Society of Rhode
                                                                 Island.
Joseph J. Healy (40)            Vice President (since 1996)      Investment Officer, Fund
One Regency Plaza                                                Controller and primary trader
Suite One Providence,                                            of the Adviser (1992-2000);
Rhode Island 02903............                                   Vice President of Van Liew
                                                                 Trust Company (1996-present);
                                                                 President and General
                                                                 Securities Principal of the
                                                                 Distributor (1993-present).
Kevin M. Oates (47)             Vice President, Treasurer and    Partner of the Adviser (1996-
One Regency Plaza               Chief Compliance Officer         present); Chief Operating
Suite One Providence,           (since 1991)                     Officer of the Adviser and Van
Rhode Island 02903............                                   Liew Trust Company (April 2000
                                                                 -present), Vice President and
                                                                 Treasurer of the Distributor
                                                                 (1991-present); Vice
                                                                 President-Administration of
                                                                 the Adviser (1991-2000).

Margaret D. Farrell (58)        Secretary (since 1986)           Partner, Hinckley, Allen &
50 Kennedy Plaza,                                                Snyder LLP, general legal
Suite 1500 Providence,                                           counsel to the Fund (1981-
Rhode Island, 02903...........                                   present); Secretary, Bancorp
                                                                 Rhode Island, Inc. and Bank
                                                                 Rhode Island; Director, Care
                                                                 New England Health System;
                                                                 Director, Women & Infants
                                                                 Corporation; Trustee, Women
                                                                 and Infants Hospital of Rhode
                                                                 Island; Secretary, Astro-Med,
                                                                 Inc. (manufacturer of graphic
                                                                 recording and printing
                                                                 systems).


--------

   (1) Alfred B. Van Liew is an officer of the Fund and a controlling person of the Adviser and Distributor and, therefore, is deemed an interested person as that term is defined in the 1940 Act. Until December 31, 2006, John H. St. Sauveur served as a director of the Adviser and was deemed an interested person under the 1940 Act. Mr. St. Sauveur resigned as a director of the Adviser effective December 31, 2005 and, accordingly, is no longer an interested person under the 1940 Act.

     The following table lists the share ownership of all individuals serving as Trustees as of December 31, 2007. The Fund is not part of a fund complex.

                             TRUSTEE OWNERSHIP TABLE

NAME                                                        RANGE OF OWNERSHIP
----                                                        ------------------
Alfred B. Van Liew...................................  Under $10,000
Mary Ann Altrui......................................  Between $50,000 and $100,000
Milton C. Bickford...................................  Under $10,000
Meredith A. Curren...................................  Between $10,000 and $50,000
Michael E. Hogue.....................................  Under $10,000
Arthur H. Lathrop....................................  Under $10,000
Lawrence B. Sadwin...................................  Under $10,000
John H. St. Sauveur..................................  Under $10,000


     The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not employers of the Fund or the Adviser or Distributor of the Fund an annual retainer of $2,000 plus $250 per Board or Committee meeting attended. For the year ended December 31, 2007, such fees totaled $24,750. The Fund did not pay any pension or retirement benefits to any of the Trustees for the year ended October 31, 2007. The Chairman of the Fund is paid an annual retainer paid of $4,000 and meeting fees of $500 for each meeting of the Board of Trustees attended by the Chairman. See the Prospectus for information regarding purchases of Class A Shares at net asset value (without sales charges) for trustees and other affiliated persons of the Fund.

     The following table lists the compensation of all individuals serving as Trustees who received compensation from the Fund during the year ended December 31, 2007. The Fund is not part of a fund complex.

                               COMPENSATION TABLE

                                                            AGGREGATE    TOTAL COMPENSATION
                                                          COMPENSATION    FROM FUND PAID TO
NAME                                           POSITION     FROM FUND          TRUSTEE
----                                           --------   ------------   ------------------
Mary Ann Altrui..............................   Trustee      $ 2,750           $ 2,750
Milton C. Bickford...........................   Trustee        2,750             2,750
Meredith A. Curren...........................   Trustee        3,000             3,000
Michael E. Hogue.............................   Trustee        3,500             3,500
Arthur H. Lathrop............................   Trustee        3,500             3,500
Lawrence B. Sadwin...........................   Trustee        3,000             3,000
John H. St. Sauveur..........................   Trustee        6,250             6,250
                                                             $24,750           $24,750


     The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel of the Fund and the Adviser to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations imposed by such code of ethics.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of December 31, 2007, The Houghton P. Metcalf Jr. Trust, S&V Metcalf and Van Liew Trust Company as co-trustees u/a dated January 26, 1976, One Regency Plaza, Suite One, Providence, RI 02903 beneficially owned 8.13% of the Fund's outstanding shares. Except as set forth above, the Fund is not aware of any person who beneficially owned 5% or more of the Fund's outstanding shares on such date.

                               PORTFOLIO MANAGERS

ACCOUNTS UNDER MANAGEMENT

     The Fund's Portfolio Managers are Samuel H. Hallowell, Jr. and Joseph J. Healy (collectively, the "Managers"). Neither Manager manages any registered investment companies other than the Fund or any other pooled investment vehicles. As of October 31, 2007, in addition to the Fund, Mr. Hallowell managed 222 other accounts with total assets of $197 million and Mr. Healy managed 57 other accounts with total assets of $125 million.

POTENTIAL CONFLICTS OF INTEREST

     From time to time, the Managers may seek to purchase Rhode Island obligations for the Fund and other accounts managed by them. While this does not occur frequently, it could present a conflict in the allocation of investment opportunities between the Fund and the Managers' other accounts. The Adviser has adopted policies and procedures to address any such conflicts. The Adviser's policies and procedures avoid other material conflicts by prohibiting agency cross trades between client accounts, including the Fund. In addition, the Adviser either credits the advisory fee it charges other accounts on assets invested in the Fund by the amount of the fee paid by the Fund on such assets or waives the portion of the Fund's advisory fee allocable to client accounts invested in Fund shares.

COMPENSATION

     Each Manager each receives a base salary (which is fixed annually) and is entitled to participate in a bonus program. Under the bonus program, each Manager may earn a quarterly bonus in an amount equal to a percentage of the fees generated by his managed accounts above a specified amount (which is established annually). Fees paid by the Fund are included in determining Mr. Healy's eligibility for a bonus, but not in the calculation for Mr. Hallowell. Mr. Healy is also a registered representative of the Fund's Distributor and may receive a portion of the sales load paid to the Distributor with respect to the sale of Fund shares. None of the Managers' compensation is based on performance of the Fund or other accounts and the Managers are not entitled to any deferred compensation.

OWNERSHIP OF SHARES IN THE FUND

     The following table lists the share ownership of the Managers as of December 31, 2007.

NAME                                                             RANGE OF OWNERSHIP
----                                                             ------------------
Samuel H. Hallowell, Jr. ......................................  Under $10,000
Joseph J. Healy................................................  0*


--------
* Mr. Healy is not a resident of the State of Rhode Island and is therefore not eligible to purchase shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY AGREEMENT

     The Adviser supervises the investment program of the Fund and the composition of its portfolio. The Adviser is a registered investment adviser incorporated in Rhode Island in 1984 and acts as an investment adviser for individuals, charitable institutions, financial institutions and pension plans primarily in the New England area. As of October 31, 2007, the Adviser had approximately $40 million in assets under management. The Adviser does not serve as an adviser to any other registered investment companies. The Adviser is controlled by Alfred B. Van Liew, a Trustee and President of the Fund.

     The services of the Adviser are rendered under an Investment Advisory Agreement which provides, subject to the control of the Board of Trustees, for investment, supervisory and certain corporate administrative services. The Investment Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of its duties under the Advisory Agreement and the keeping of the accounting records of the Fund, including the computation of the Net Asset Value per share and the dividends.

     Under the Advisory Agreement, the Adviser pays all compensation of the Fund's officers, employees and Trustees who are affiliated with the Adviser. Under the Advisory Agreement, the Fund bears the cost of the preparation, setting in type and printing of its prospectuses and reports to shareholders (whether or not sent to existing shareholders) and the costs of distributing those copies of such prospectuses and reports as are sent to shareholders. Under the Advisory Agreement, all other expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of such expenses; the major categories of such expenses relate to legal and audit expenses, custodian and transfer agent, or shareholder servicing agency expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Fund and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Adviser also provides all administrative services to the Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administration services include but are not limited to (i) providing office space and equipment in connection with the maintenance of the headquarters of the Fund; (ii) maintenance of books and records (other than accounting books and records); and
(iii) overseeing the relationship between the Fund and its custodian and transfer agent.

     Under the Advisory Agreement, the Fund pays a fee at the annual rate of .60 of 1% for the first $200 million of average annual net assets and .50 of 1% of such average annual net assets above $200 million. Fees are computed and accrued daily and paid monthly. For the years ended October 31, 2005, 2006 and 2007, respectively, the Fund paid the Adviser, $177,904, $161,494 and $144,099 respectively, in fees, of which $103,777, $94,205 and $84,058, respectively, represents advisory fees, and $74,127, $67,289, and $60,041, respectively, represents administrative fees under the Advisory Agreement.

     The Adviser agrees that, in the event the operating expenses of the Fund exceed the expense limitations applicable to the Fund imposed by the securities laws or regulations of any state in which the Fund's shares are qualified for sale, the above fees shall be reduced, but not below zero, by an amount equal to such excess expenses. The payment of fees at the end of any month will be reduced or postponed so that at no month end will there be any accrued but unpaid liability under an expense limitation. Currently, no expense limitation is applicable to the Fund. Additionally, the Adviser has indicated to the Fund that it may, but is not obligated to, waive all or a portion of these fees. The Adviser has not waived any fees since the fiscal year ended October 31, 1994.

     The Advisory Agreement may be terminated by the Adviser or the Fund at any time without penalty upon sixty days' written notice; provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding entitled to vote. The Advisory Agreement automatically terminates in the event of its assignment (as so defined).

     The Advisory Agreement became effective in March of 1988. The Advisory Agreement was initially approved by the holders of a majority of the outstanding shares of the Fund and had an initial term of one year and thereafter renews annually. Each annual renewal of the Advisory Agreement must be approved by a majority of the Board of Trustees or by a majority of the holders of the Fund's outstanding voting securities. In addition, each annual renewal is approved by a vote of a majority of the members of the Board of Trustees who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for such purpose. On November 20, 2007 the Board of Trustees, including a majority of the disinterested trustees, approved the continuation of the Advisory Agreement.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

     Van Liew Securities Inc., an affiliate of the Adviser, has served as the Fund's Distributor since May 31, 1990, pursuant to a Distribution Agreement initially approved by the Board of Trustees on May 22, 1990. Van Liew Securities Inc. serves as Distributor with respect to the Fund's Class I Shares pursuant to a Distribution Agreement initially approved by the Board of Trustees on February 10, 2000. Van Liew Securities Inc. received $5,636 in commissions as a result of sales of Fund Shares for the fiscal year ended October 31, 2005, $1,109 in commissions as a result of sales of Fund Shares for the fiscal year ended October 31, 2006 and $1,115 in commissions as a result of sales of Fund Shares for the fiscal year ended October 31, 2007.

     Each of the Distribution Agreements shall continue in effect from year to year but only so long as its continuance is approved at least annually in the same manner as the Distribution Plans described below. The Distribution Agreements will terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated by either the Fund or the Distributor on 60 days' written notice without further recourse.

DISTRIBUTION PLAN

PLAN RELATING TO CLASS A SHARES

     The Fund has adopted a Distribution Plan (the "Class A Plan") under Rule 12b-1 under the 1940 Act with respect to the Class A Shares. Rule 12b-1 provides in substance that an investment company such as the Fund may not engage directly or indirectly in any financing activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. The Class A Plan authorizes the Fund to reimburse the Distributor for actual expenses incurred for printing all prospectuses, statements of additional information and shareholder reports, including those which were not sent to existing shareholders, which may come within the purview of the Rule. During the fiscal year ended October 31, 2007, the Fund paid $18,502 for such printing costs. There were no unreimbursed expenses for the fiscal year ended October 31, 2007. The Class A Plan is also designed to protect against any claim against or involving the Fund that some of the other expenses related to the sale of the Fund's shares which the Fund pays or may pay come within the purview of Rule 12b-1. If any payment specifically listed in the Class A Plan is considered to be primarily intended to result in indirect financing of any activity related to the sale of Fund shares, these payments are authorized under the Plan.

     To the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of Fund shares" within the meaning of Rule 12b-1, the Class A Plan authorizes the Fund to pay: (i) the costs of the preparation and printing of all reports and notices to shareholders and the costs of mailing such reports and notices to existing shareholders; (ii) the preparation and printing of all prospectuses and statements of additional information and the costs of mailing all prospectuses and statements of additional information to existing shareholders; (iii) the preparation, printing and mailing of any proxy statements and proxies; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and 1940 Act; (vii) all fees and assessments of the Investment Company Institute or any successor organization; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors.

     The Class A Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Class A Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

     The Class A Plan requires the Fund's Adviser at least quarterly to report in writing to the Fund's Trustees for their review on all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter.

     The Class A Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Class A Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The Class A Plan may not be amended to increase materially the amount of payments to be made without shareholder approval as set forth above, and all amendments must be approved by the Fund's Trustees and its Independent Trustees by a vote cast in person at a meeting called for such purpose.

PLAN RELATING TO CLASS I SHARES

     The Fund has adopted a Distribution Plan with respect to the Class I Shares (the "Class I Plan"). Class I Shares are an unissued shelf registration and not currently available. Under the Class I Plan, subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class I Permitted Payments") to Qualified Recipients. Class I Permitted Payments may be made directly or through the Distributor. Class I Permitted Payments may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Class I Plan are not accruable or for any fiscal year which is not a full fiscal year), at a rate fixed from time to time by the Board of Trustees, initially 0.25 of 1% of the average annual net assets allocable to the Fund's Class I Shares. Class I Permitted Payments shall be made only out of the Fund's assets allocable to Class I Shares. The Distributor shall have the sole authority to: (i) select Qualified Recipients; and (ii) allocate the amount of

Class I Permitted Payments, if any, to each Qualified Recipient, provided that the total Class I Permitted Payments to all Qualified Recipients do not exceed the amount set forth above.

     The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following factors with respect to the allocation of Class I Permitted Payments: (a) the amount of the Qualified Holdings of a Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class I Shares, including without limitation any or all of the following activities: (i) answering customer inquiries regarding account status and history and the manner in which purchases and redemptions of shares of the Fund may be effected; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (iv) assisting in processing purchase and redemption transactions; (v) arranging for the wiring of funds;
(vi) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (vii) verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; (viii) furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; (ix) transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; (x) receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and (xi) providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter, if less than the full amount is accrued to all qualified Recipients, the difference will not be carried over to subsequent years.

     In addition, and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of Class I Shares" issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (a) the costs of the preparation and printing of all reports and notices to shareholders; (b) the costs of the preparation and printing of all prospectuses; (c) the costs of preparation and printing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's Class I Shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the Fund and/or its Class I Shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the Securities Act of 1933 (the "1933 Act") and the 1940 Act, including fees in connection with any sale of the Fund's Class I Shares; (g) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (h) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances.

     As used in the Class I Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Van Liew Securities Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements ("Class I Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class I Shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class I Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     While the Class I Plan is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing to their review on the following matters: (i) all Class I Permitted Payments made under Section 3 of the Class I Plan and other permitted payments made under Section 4 of the Class I Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Adviser or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the Act, of the Fund, Adviser or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     The Class I Plan originally went into effect when it was approved by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on the Class I Plan. The Class I Plan will, unless terminated as thereinafter provided, continue in effect, from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. The Class I Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which the Class I Plan applies. The Class I Plan may not be amended to increase materially the amount of payments to be made without the shareholder approval of the class or classes of shares affected by the Class I Plan as set forth above, and all amendments must be approved by a vote of the Trustees, including the Independent Trustees, and by a vote of the holders of a "majority" (as defined in the 1940
Act) of the outstanding voting securities of the Fund to which the Class I Plan applies. In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class I Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class I Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to February 10, 2000 or (ii) Class I Plan Agreements entered into thereafter.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Fund did not pay any brokerage commissions during the three-year period ending October 31, 2007. The Fund usually incurs little or no brokerage costs as it deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf. Purchases of Obligations from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of orders at the most favorable net price and directs brokerage to dealers based upon best execution and availability of securities. All principal transactions are with unaffiliated parties.

     Neither the Fund nor the Adviser has any agreements related to the execution of the Fund's trades. The Fund may participate, if and when practicable, in bidding for the purchase of municipal bonds directly from an issuer for the Fund's portfolio in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

                         COMPUTATION OF NET ASSET VALUE

     The net asset value per share (NAV) for the Fund is determined at 4:30 p.m., Eastern Time, on each business day the New York Stock Exchange is open. NAV is determined by dividing the value of the net assets of the Fund (i.e., assets less liabilities) by the total number of shares outstanding. Due to the fact that the market for municipal securities is a dealer market with no central trading location or continuous quotation system, the Fund utilizes fair value estimates to establish prices for its portfolio securities. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts.

     The Fund has developed a fair value method to determine the current fair value of portfolio securities that accurately reflects the value of the Fund while reducing the cost of daily pricing downloads. As a small fund without the economies of scale of a larger fund, the Fund strives to reduce costs and maintain a competitive yield versus the marketplace.

     The Fund uses a national pricing service to provide prices on its portfolio securities. Prices provided by this service will generally be downloaded once each week. The Fund will also download prices from the pricing service on volatile municipal market days. The Fund then utilizes a pricing matrix based on the Bond Buyer 40 municipal Bond Index to adjust valuations on a daily basis between dates when prices are downloaded. The Bond Buyer 40 Index is comprised of 40 tax-exempt national municipal bonds. This index has an average maturity of
29.20 years, an average coupon of 4.72% and an average rating of AA+. The Fund has determined that this actively managed index has historically proved to be a timely approximation of price movement in the municipal bond market.

     The change in the Fund's pricing matrix is dependent upon the closing level of the Bond Buyer 40 Index in addition to local and national factors which may affect the Rhode Island municipal marketplace. The intent is to estimate daily market fluctuations while downloading prices once a week, and recording the variances versus the valuations provided by the pricing service. Any variances are tracked and maintained with the pricing records. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take in to account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions.

     As indicated above, the NAV per share of the Fund's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement.

     The Fund's Trustees and officers and the directors, officers and certain employees and representatives of the Adviser, the Distributor, Selected Dealers, and certain plans for their benefit, and certain broker-dealers' fee-based programs may buy the Fund's Class A Shares at NAV without a sales charge. These purchasers must meet certain tests under the 1940 Act and must give written assurance that the purchase is for investment and that the shares will not be resold except through redemption. There may be tax consequences arising from such purchases. Purchasers should consult their own tax counsel.

REASONS FOR DIFFERENCES IN PUBLIC OFFERING PRICE

     As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A Shares are sold or issued on a basis other than the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus relating to the Class A Shares.) The reasons for these quantity discounts are, in general, that (i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; (ii) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc. (as are elimination of sales charges on the reinvestment of dividends and distributions); and (iii) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     The reasons for the other instances in which there are reduced or eliminated sales charges for Class A Shares are as follows. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and in order to aid in the development of sound employee relationships, encourage responsibility and promote an identification with the aims and policies of the Fund. Limited reinvestments of redemptions of Class A Shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. Certain broker-dealers may also purchase shares of the Fund at the Fund's NAV through those broker-dealers' fee-based programs. Purchase of the Fund's Shares at the Fund's NAV through broker fee-based programs are permitted to address changes in broker compensation from commission based to asset based charges and ensure that customers are not double charged in connection therewith. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

     The Fund had no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

                                 TAX INFORMATION

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code (the "Code"), it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund has so qualified and expects to continue to do so. However, the Code contains a number of complex tests relating to such qualification and it is possible that the Fund might not meet one or more of these tests in any particular year. If it does not so qualify, it would be treated for tax purposes as an ordinary corporation, would receive no tax deduction for payments made to shareholders and would be unable to pay "exempt-interest dividends" as discussed below.

     One of the tests for such qualifications is, in general, that at the end of each fiscal quarter of the Fund, at least 50% of the value of its assets must consist of (i) cash; (ii) U.S. Government Obligations; and (iii) securities of any one issuer which do not exceed 5% of the value of the Fund's assets, nor more than 10% of the outstanding voting securities of such issue.

     In addition, the Code imposes a nondeductible excise tax on the Fund equal to 4% of the excess, if any, of the required distribution over the amount actually distributed for a calendar year. The Fund intends to make the required distributions and thereby to avoid any such excise tax.

     For dividends and distribution purposes, realized gains and losses would include those gains and losses on Futures which are required to be reported for Federal income tax purposes. Gains from the closing out of Futures are not free from Federal income tax and thus cannot be included in the "exempt-interest dividends" (see below) the Fund pays. Instead, any such gains will be taxable to shareholders for Federal income tax purposes when the Fund distributes them.

     In addition, the Fund intends to qualify during each fiscal year under the Code to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends which are derived from net income earned by the Fund on Rhode Island obligations will be excludable from gross income of the shareholders for Federal income tax purposes and, therefore, tax-free. A shareholder receiving a dividend from net interest income earned by the Fund from one or more of (i) Taxable Short-Term Obligations; (ii) income from repurchase agreements and securities loans; and (iii) an excess of net short-term capital gain over net long-term capital loss, treats the dividend as a receipt of ordinary income in the computation of his gross income regardless of whether it is reinvested in Fund shares. In addition, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired after April 30, 1993 for a price that is less than the principal amount of the bond generally will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

     Long-term gains distributions, if any, are taxable to shareholders as long-term capital gains irrespective of the length of time a shareholder has held his stock and regardless of whether the distributions are reinvested in Fund shares. Long-term gains distributions are not eligible for the dividend received deduction for corporations. Even if the Fund has a net realized capital gains in any taxable year, the amount of any distribution may be reduced or eliminated by an applicable capital loss carryover.

     Information as to the tax status of the Fund's dividends and distributions will be mailed to shareholders annually. Under the Code, tax-exempt interest on private activity bonds issued after August 7, 1986, other than qualified 501(c)
(3) bonds, constitutes a tax preference subject to the Federal individual and corporate alternative minimum tax. To the extent the Fund invests in these bonds, individual and corporate shareholders, depending on their status, might be subject to the alternative minimum tax on the part of the Fund's distributions derived from the bonds. Interest income on Municipal Obligations is included in corporate "earnings and profits" for purposes of computing the Federal alternative minimum tax applicable to corporations. In addition, certain corporate shareholders may be subject to a Federal "environmental" tax on the Fund's dividends for taxable years beginning after December 31, 1986.

     Interest on loans to purchase shares of the Fund may not be deducted for Federal tax purposes. Under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Furthermore, in view of Section 147(a) of the Code, persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisers before purchasing shares, since the income from those obligations may not be tax exempt for substantial users.

     Under the Tax Reform Act of 1986, instead of separate volume limits for most private activity bonds and for qualified mortgage bonds, a single annual volume cap, effective for bonds issued after August 15, 1986, covers exempt facility bonds, small issue bonds, qualified redevelopment bonds, student loan bonds, qualified mortgage bonds and private loan bonds. Bonds not covered by a volume cap include qualified 501(c) (3) bonds, exempt facility bonds for governmentally owned airports and docks and moors, and exempt facility bonds for solid waste disposal facilities, if all property financed with the bonds is governmentally owned.

     The new unified annual volume cap for each state after 1987 is equal to the greater of $50 per resident of the state or $150 million. The $150 million limit will apply to Obligations of Rhode Island issuers. Consequently, relative to states with greater populations which will be subject to the dollar per resident limitation, Rhode Island will have greater ability to finance various projects on a tax exempt basis because it will be able to issue more bonds per resident, since it is subject to the higher cap. In recent years the demand for Rhode Island Obligations has exceeded supply, which tends to increase bond prices and reduce yields. The Fund, as one of the largest purchasers of Rhode Island Obligations, may not be as adversely affected by these market forces as other investors.

TAX EFFECTS OF REDEMPTIONS

     If you redeem your shares, you will have a short- or long-term (depending on how long you have held your shares) gain or loss (depending on whether you receive more or less on the redemption than your tax basis, usually cost). However, if the shares redeemed (or sold or exchanged) were held for not more than six months (commencing on an original purchase or an exchange), any short-term capital loss is disallowed to the extent of any exempt-interest dividend on these shares. However, the Treasury may, by regulation, prescribe a shorter holding period than six months in the case of a regulated investment company which distributes at least 90% of its net tax-exempt interest.

     If you have a gain on a redemption, some of it may represent interest on Rhode Island Obligations earned but not yet paid out. If you wait to redeem until shortly after you are entitled to receive the next dividend, all or most of the dividend will be tax exempt, while the gain would have been taxable.

RHODE ISLAND TAX INFORMATION

     The Fund, and dividends and distributions made by the Fund to Rhode Island residents, will generally be treated for Rhode Island income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Rhode Island law, however, interest derived from obligations of States (and their political subdivisions) other than Rhode Island will not be exempt from Rhode Island income taxation. (Interest derived from obligations of the following is exempt from Rhode Island income taxation: Guam, Puerto Rico, and the Virgin Islands).

     Persons or entities who are not Rhode Island residents should not be subject to Rhode Island income taxation on dividends and distributions made by the Fund but may be subject to other State and local taxes.

                    FUND HISTORY AND DESCRIPTION OF THE FUND

     The Fund is the sole investment portfolio of the Trust, an open-end, non-diversified investment company organized in August 1986 as a Massachusetts business trust.

CAPITAL STOCK

     The Fund has two classes of shares.

     - Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at a maximum rate of 4.0% of the public offering price, with lower rates for larger purchases. The Fund's Class A Distribution Plan also authorizes the payment by the Fund of certain expenses, such as the cost of printing and distributing prospectuses, statements of additional information and shareholder reports, which are related to the sale of the Class A Shares.

     - Financial Intermediary Class Shares ("Class I Shares") are an unissued shelf registration and not currently available. When issued they will be offered and sold only through financial intermediaries with which Van Liew Securities Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge, although a financial intermediary may charge a fee for effecting a purchase of other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1%. The Fund's Class I Distribution Plan also authorizes the payment by the Fund of certain expenses, such as the cost of printing and distributing prospectuses, statements of additional information and shareholder reports, which are related to the sale of the Class I Shares.

     The Fund's two classes of shares differ in their different distribution fee structures, which are likely to be reflected in differing yields and other measures of investment performance. The two classes represent interests in the same portfolio of Rhode Island Obligations and have the same rights, except that each class bears the separate expenses, if any, of its participation in its respective Distribution Plan and has exclusive voting rights with respect to such participation.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset value of the shares of each of the Fund's classes at that time. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shares vote by classes on any matter specifically affecting one or more classes, such as amendment of a Distribution Plan. The holders of shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable. The Fund may be terminated upon the vote of the holders of a majority of the outstanding shares of the Fund or by the Trustees by written notice to the shareholders. If not so terminated, the Fund will continue indefinitely.

     Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for such purpose. The Trustees are required promptly to call a meeting of shareholders for the purposes of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

POSSIBLE ADDITIONAL SERIES

     All shares are presently divided into two classes, however, the Trustees may create additional classes of shares which may differ from each other as provided in the rules and regulations of the Securities and Exchange Commission or by exemptive order. The Trustees may also create additional series of shares, each of which may have separate assets and liabilities, which would be designated as a separate "series" or "fund".

     Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series outstanding as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

LIABILITY AND INDEMNIFICATION OF SHAREHOLDERS AND TRUSTEES

     Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability of acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, a shareholder will incur financial loss only when the Trust is unable to meet its obligations. If the Trust had two or more funds or series, and if any such fund or series were to be unable to meet the Trust's obligations, such other fund or series would be subject to such obligations, with a corresponding increase in the risk of shareholder liability.

     The Declaration of Trust also provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a Trustee against liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund's Custodian, PFPC Trust Company, is responsible for holding the Fund's assets. The financial statements of the Fund and the financial highlights incorporated herein by reference have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

     The following financial statements of the Fund, together with the report of Ernst & Young LLP, independent registered public accounting firm, are included in the Annual Report to Shareholders which accompanies this Additional Statement and are incorporated herein by reference:

     1. Statement of Assets and Liabilities as of October 31, 2007

     2. Statement of Operations for the fiscal year ended October 31, 2007

     3. Statement of Changes in Net Assets for each of the two fiscal years in the period ended October 31, 2007

     4. Financial Highlights for each of the periods indicated therein

     5. Notes to Financial Statements

     6. Schedule of Portfolio Investments as of October 31, 2007

                                   APPENDIX A

                      DESCRIPTION OF MUNICIPAL BOND RATINGS
                             MUNICIPAL BOND RATINGS

     Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in with the terms of the obligation;

     - Nature of and provisions of the obligation;

     - Protection and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     Standard & Poor's Rating Service. A brief description of the applicable Standard & Poor's rating symbols and their meaning follows:

     AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
         Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meaning follows:

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics well.

     Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

     Moody's Short Term Loan Ratings -- There are four rating categories for short-term obligations, all of which define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 through MIG 4. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issues specific structural or credit features.

     MIG1/VMIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG3/VMIG3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG4/VMIG4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits.

     (a) Copy of Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed on August 5, 1986.

     (1) Copy of First Amendment to Declaration of Trust dated December 28, 1987 is incorporated by reference to Exhibit (1) (a) of Post-Effective Amendment No. 2 filed on December 31, 1987.

     (2) Copy of Second Amendment to Declaration of Trust dated May 5, 1988 is incorporated by reference to Exhibit (1) (b) of Post-Effective Amendment No. 4 filed on February 28, 1989.

     (b) Copy of By-laws of the Registrant is incorporated herein by reference to Exhibit (2) of Registrant's Registration Statement filed on August 5, 1986.

     (c) Specimen copy of share certificate for shares of beneficial interest of the Registrant is incorporated herein by reference to Exhibit (4) of Pre-Effective Amendment No. 2 filed on November 19, 1986.

     (d) Investment Advisory Agreement between the Registrant and Van Liew Capital Inc. incorporated by reference to Exhibit 5(c) of Registrant's Registration Statement filed on December 31, 1987.

     (e) (1) Form of Sales Agreement incorporated herein by reference to Exhibit 6(b) of Registrant's Registration Statement filed on August 5, 1986.

     (2) Form of Bank Correspondent Agreement incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 3 to Registrant's Registration Statement filed on December 30, 1988.

     (3) Form of Sales Agreement for use with broker-dealers is incorporated herein by reference to Exhibit (e) (3) of Registrant's Post-effective Amendment No. 16 filed on February 1, 2000.

     (4) Form of Sales Agreement for use with financial institutions is incorporated herein by reference to Exhibit (e) (4) of Registrant's Post-effective Amendment No. 16 filed on February 1, 2000.

     (5) Form of Sales Agreement for use with investment advisers is incorporated herein by reference to Exhibit (e) (5) of Registrant's Post-effective Amendment No. 16 filed on February 1, 2000.

     (f) Not Applicable.

     (g) Custodian Agreement between the Registrant and Provident National Bank incorporated herein by reference to Exhibit (8) of Pre-Effective Amendment No. 2 filed on November 19, 1986.

     (h) Transfer Agency Agreement between the Registrant and Provident Financial Processing Corporation incorporated herein by reference to Exhibit (9) of Pre-Effective Amendment No. 2 filed on November 19, 1986.

     (1) Copy of Customer Identification Services Amendment between the Registrant and Provident Financial Processing Corporation incorporated herein by reference to Exhibit h(1) of Post-Effective Amendment No. 22 filed on February 27, 2004.

     (i) Opinion of Counsel as to legality of shares and Consent of Counsel is filed herewith.

     (j) (1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm is filed herewith.

     (j)(2) Power of Attorney is filed herewith.

     (k) Not Applicable

     (l) (1) Agreement relating to initial capitalization of the Registrant incorporated herein by reference to Exhibit (13) of Pre-Effective Amendment No. 2 filed on November 19, 1986.

     (l) (2) Form of Distribution Agreement between Registrant and Van Liew Securities Inc. is incorporated herein by reference to Exhibit (l) (2) of Registrant's Post-effective Amendment No. 16 filed on February 1, 2000.

     (m) (1) Distribution Plan incorporated herein by reference to Exhibit (15) to Registrant's Registration Statement filed on August 5, 1986.

     (m) (2) Form of Distribution Plan with respect to Class I Shares is incorporated herein by reference to Exhibit (m) (2) of Registrant's Post-effective Amendment No. 16 filed on February 1, 2000.

     (n) Form of Multiclass Plan under Rule 18f-3 is incorporated herein by reference to Exhibit (n) of Registrant's Post-effective Amendment No. 16 filed on February 1, 2000.

     (o) Not Applicable.

     (p) (1) Amended and Restated Code of Ethics of the Fund is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Post-effective Amendment No. 24 filed on March 1, 2005.

     (p) (2) Amended and Restated Code of Ethics of the Van Liew Companies filed is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Post-effective Amendment No. 24 filed on March 1, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Indemnification is incorporated herein by reference to Item 27 of Registrant's Pre-Effective Amendment No. 2 filed on November 19, 1986.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Van Liew Capital Inc. is the investment adviser and administrator of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Van Liew Capital Inc., its officers and directors, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Van Liew Securities Inc., the Distributor for the Registrant's securities, currently does not act as a principal underwriter, depositor or investment adviser to any other investment companies.

     (b) The table below sets forth certain information as to the Distributor's partners and officers:

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH        POSITIONS AND OFFICES WITH
    BUSINESS ADDRESS                        DISTRIBUTOR                       REGISTRANT
------------------------------    --------------------------------    --------------------------
Alfred B. Van Liew                Chairman                            Trustee and President
One Regency Plaza, Suite One
Providence, Rhode Island 02903

Kevin M. Oates                    Treasurer                           Treasurer
One Regency Plaza, Suite One
Providence, Rhode Island 02903

Joseph J. Healy                   President and General Securities    Vice President
One Regency Plaza, Suite One      Principal
Providence, Rhode Island 02903

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND BOOKS.

     (1) PFPC Trust Company (records relating to its functions as custodian).

     (2) PFPC, Inc. (records relating to its functions as transfer agent and shareholder servicing agent).

     (3) Van Liew Capital Inc. (records relating to its functions as investment adviser and administrator and Registrant's Declaration of Trust, Bylaws and Minute Books).

ITEM 29. MANAGEMENT SERVICES.

     Other than as set forth under the captions "Management Arrangements" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

    None.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant had duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Providence, and State of Rhode Island, on the 27th day of February, 2008. The Registrant hereby certifies that this Amendment meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933.


                                                   VLC TRUST
                                                   ON BEHALF OF
                                                   OCEAN STATE TAX-EXEMPT FUND

                                                   /s/ Alfred B. Van Liew
                                                   -----------------------------
                                                   Alfred B. Van Liew, President

     WITNESS our hands on the date set forth below.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Alfred B. Van Liew                        Trustee and President
-------------------------------               Principal Executive Officer
Alfred B. Van Liew

/s/ Kevin M. Oates                            Treasurer (Chief Financial and
-------------------------------               Accounting Officer)
Kevin M. Oates

Meredith A. Curren*                           Trustee

Michael E. Hogue*                             Trustee

Arthur H. Lathrop*                            Trustee

John H. St. Sauveur*                          Trustee

Alfred B. Van Liew
February 27, 2008
Alfred B. Van Liew

*    Attorney -in-fact as to the above

VLC Trust

                                  Exhibit Index

EXHIBIT                             DOCUMENT                             PAGE
-------     -------------------------------------------------------      ----
(i)         Opinion of Counsel as to Legality of Shares and Consent
            of Counsel

(j) (1)     Consent of Ernst & Young LLP, Independent Registered
            Public Accounting Firm

(j) (2)     Power of Attorney